UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

Item 1. Reports to Stockholders

Fidelity® Advisor Floating Rate High Income Fund - Class A, Class T, Class B and Class C

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.

Shareholder Expense	4	An example of shareholder expenses.
Example

Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.

Investments	8	A complete list of the fund’s investments
		with their market values.

Financial Statements	28	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.

Notes	38	Notes to the financial statements.

Report of Independent	46
Registered Public
Accounting Firm

Board Approval of	48
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Stud ies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the esti mate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,028.10	$ 5.33
HypotheticalA	$ 1,000.00	$ 1,019.54	$ 5.31
Class T
Actual	$ 1,000.00	$ 1,027.80	$ 5.63
HypotheticalA	$ 1,000.00	$ 1,019.24	$ 5.61
Class B
Actual	$ 1,000.00	$ 1,025.20	$ 8.24
HypotheticalA	$ 1,000.00	$ 1,016.66	$ 8.20
Class C
Actual	$ 1,000.00	$ 1,024.90	$ 8.48
HypotheticalA	$ 1,000.00	$ 1,016.41	$ 8.45
Fidelity Floating Rate High
Income Fund
Actual	$ 1,000.00	$ 1,029.40	$ 4.13
HypotheticalA	$ 1,000.00	$ 1,020.73	$ 4.11
Institutional Class
Actual	$ 1,000.00	$ 1,028.20	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.06%
Class T	1.12%
Class B	1.64%
Class C	1.69%
Fidelity Floating Rate High Income Fund	.82%
Institutional Class	.85%

5 Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2006
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
NRG Energy, Inc.	2.5	0.4
Charter Communications Operating LLC	2.5	2.8
Qwest Corp.	2.2	2.0
Georgia Pacific Corp.	2.2	0.5
CSC Holdings, Inc.	2.2	0.3
	11.6
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cable TV	12.5	12.8
Healthcare	7.5	7.3
Telecommunications	7.5	8.1
Energy	5.8	7.1
Electric Utilities	5.1	4.5

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

7 Semiannual Report

Investments April 30, 2006
Showing Percentage of Net Assets

Floating Rate Loans (d) 76.3%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Aerospace – 0.4%
DRS Technologies, Inc. term loan 6.444% 1/31/13 (c)	$ 1,730	$ 1,747
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
7.3183% 12/31/11 (c)	14,074	14,267
Transdigm, Inc. term loan:
7.1513% 7/22/10 (c)	1,564	1,583
10.22% 11/10/11 (c)	2,000	2,015
		19,612
Air Transportation – 0.9%
Delta Air Lines, Inc. Tranche B, term loan 11.01%
3/16/08 (c)	3,290	3,380
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (c)	21,000	21,315
Tranche DD, term loan 8.75% 2/1/12 (c)	3,000	3,045
US Airways Group, Inc. term loan 8.5% 3/31/11 (c)	11,000	11,138
		38,878
Automotive 2.7%
Accuride Corp. term loan 7.1875% 1/31/12 (c)	3,277	3,314
Advance Auto Parts, Inc. Tranche B, term loan 6.3727%
9/30/10 (c)	2,974	2,981
AM General LLC Tranche B1, term loan 9.5459%
11/1/11 (c)	1,750	1,789
Dana Corp. term loan 7.22% 4/13/08 (c)	11,120	11,190
Delphi Corp.:
revolver loan 11.75% 6/18/09 (c)(e)	2,000	2,070
Tranche B, term loan:
7.375% 10/8/07 (c)	14,690	14,910
13.25% 6/14/11 (c)	16,998	17,677
Enersys Capital, Inc. term loan 6.8232% 3/17/11 (c)	983	994
Federal-Mogul Financing Trust term loan 6.8125%
12/9/06 (c)	8,700	8,754
Goodyear Tire & Rubber Co. Tranche 1, Credit-Linked
Deposit 6.4% 4/30/10 (c)	19,820	19,993
Mark IV Industries, Inc. Tranche B, term loan 7.9655%
6/23/11 (c)	2,937	2,970
Rexnord Corp. term loan 7.1056% 12/31/11 (c)	2,678	2,722
Tenneco Auto, Inc.:
Tranche B, term loan 7.02% 12/12/10 (c)	3,042	3,087
Tranche B1, Credit-Linked Deposit 7.0756%
12/12/10 (c)	1,336	1,356
Travelcenters of America, Inc. Tranche B, term loan
6.6199% 12/1/11 (c)	7,554	7,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Automotive continued
TRW Automotive Holdings Corp.:
Tranche B, term loan 6.25% 6/30/12 (c)	$ 2,283	$ 2,289
Tranche B2, term loan 6.125% 6/30/12 (c)	1,995	2,000
Tranche E, term loan 6% 10/31/10 (c)	14,813	14,850
		120,537
Broadcasting – 1.4%
Emmis Operating Co. Tranche B, term loan 6.7238%
11/10/11 (c)	9,490	9,538
Entravision Communication Corp. term loan 6.49%
3/29/13 (c)	5,970	6,007
Gray Television, Inc.:
Tranche B, term loan 6.49% 11/22/12 (c)	8,152	8,193
Tranche B2, term loan 6.48% 5/22/13 (c)	2,494	2,506
Montecito Broadcast Group LLC Tranche 1, term loan
7.7231% 1/27/13 (c)	1,995	2,025
Nexstar Broadcasting, Inc. Tranche B, term loan 6.28%
10/1/12 (c)	14,483	14,519
Paxson Communications Corp. term loan 8.3183%
1/15/12 (c)	6,000	6,120
Raycom TV Broadcasting, Inc. Tranche B, term loan 6.5%
8/28/13 (c)	5,984	5,999
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.73% 6/10/12 (c)	7,920	7,970
		62,877
Building Materials – 0.8%
Contech Construction Products, Inc., Ohio term loan
6.9267% 2/9/13 (c)	3,750	3,797
Goodman Global Holdings, Inc. Tranche C, term loan
6.625% 12/23/11 (c)	5,813	5,856
Masonite International Corp. term loan 7.106%
4/5/13 (c)	16,335	16,192
Nortek Holdings, Inc. Tranche B, term loan 6.9504%
8/27/11 (c)	11,820	11,894
		37,739
Cable TV – 10.0%
Adelphia Communications Corp. Tranche B, term loan
6.9375% 8/7/06 (c)	30,350	30,502
Charter Communications Operating LLC Tranche B, term
loan 7.755% 4/28/13 (c)	110,000	110,401
Cox Communications, Inc. term loan 5.87% 12/8/09 (c)	21,000	21,000
CSC Holdings, Inc. Tranche B, term loan 6.6643%
3/29/13 (c)	80,000	80,200
See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Cable TV – continued
DIRECTV Holdings LLC Tranche B, term loan 6.4225%
4/13/13 (c)	$ 24,347	$ 24,560
Insight Midwest Holdings LLC:
Tranche A, term loan 6.25% 6/30/09 (c)	21,503	21,530
Tranche C, term loan 7% 12/31/09 (c)	14,670	14,798
Liberty Cablevision of Puerto Rico LTC term loan 7.09%
3/1/13 (c)	5,000	5,038
Mediacom Broadband LLC/Mediacom Broadband Corp.
Tranche C, term loan 6.7861% 2/1/14 (c)	3,930	3,930
Mediacom LLC Tranche B, term loan 7.0671%
3/31/13 (c)	9,825	9,825
NTL Cable PLC term loan 10.3313% 3/3/07 (c)	17,000	17,000
PanAmSat Corp. Tranche B1, term loan 6.8998%
8/20/11 (c)	52,334	52,857
Rainbow Media Holdings, Inc. Tranche B, term loan
7.5625% 3/31/12 (c)	6,935	7,004
San Juan Cable, Inc. Tranche 1, term loan 6.84%
10/31/12 (c)	5,985	6,052
UPC Broadband Holding BV Tranche H2, term loan
7.33% 9/30/12 (c)	33,000	33,000
UPC Distribution Holdings BV Tranche F, term loan
7.83% 12/31/11 (c)	11,008	11,008
		448,705
Capital Goods 1.5%
AGCO Corp. term loan 6.7294% 7/3/09 (c)	9,286	9,356
Amsted Industries, Inc.:
term loan 7.0023% 4/5/13 (c)	4,889	4,950
Tranche DD, term loan 4/5/13 (e)	3,111	3,096
Chart Industries, Inc. Tranche B, term loan 6.625%
10/17/12 (c)	3,617	3,676
Dresser, Inc. Tranche C, term loan 7.5% 4/10/09 (c)	1,407	1,432
Flowserve Corp. term loan 6.6582% 8/10/12 (c)	11,362	11,504
Hexcel Corp. Tranche B, term loan 6.7253% 3/1/12 (c)	5,057	5,101
Invensys International Holding Ltd.:
Tranche A, term loan 7.8413% 3/5/09 (c)	1,927	1,942
Tranche B1, term loan 8.5013% 9/4/09 (c)	3,049	3,079
Mueller Group, Inc. term loan 7.263% 10/3/12 (c)	8,060	8,170
NACCO Materials Handling Group, Inc. term loan
3/21/13 (e)	2,000	2,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Capital Goods – continued
Terex Corp.:
term loan 7.7594% 12/31/09 (c)	$ 1,489	$ 1,503
Tranche B, term loan 7.2594% 7/3/09 (c)	7,309	7,382
Walter Industries, Inc. term loan 6.885% 10/3/12 (c)	4,692	4,745
		67,951
Chemicals – 3.9%
Basell USA, Inc.:
Tranche B2, term loan 7.31% 8/1/13 (c)	1,730	1,760
Tranche C2, term loan 8% 8/1/14 (c)	1,730	1,760
Brenntag AG Tranche B, term loan 7.44% 1/18/14 (c) .	4,000	4,055
Celanese AG Credit-Linked Deposit 7.3375% 4/6/09 (c)	6,000	6,090
Celanese Holding LLC term loan 6.9272% 4/6/11 (c)	39,652	40,198
Hercules, Inc. Tranche B, term loan 6.526% 10/8/10 (c)	5,397	5,424
Huntsman International LLC Tranche B, term loan
6.6794% 8/16/12 (c)	36,631	36,677
INEOS US Finance:
Tranche B, term loan 7.3392% 1/31/13 (c)	9,825	9,954
Tranche C, term loan 7.8392% 1/31/14 (c)	9,825	9,954
Innophos, Inc. Tranche B, term loan 7.2272% 8/13/10 (c)	3,788	3,826
ISP Chemco, Inc. Tranche B, term loan 6.5% 2/16/13 (c)	8,000	8,040
Mosaic Co. Tranche B, term loan 6.1934% 2/21/12 (c)	8,705	8,748
Nalco Co. Tranche B, term loan 6.6451% 11/4/10 (c) .	18,365	18,549
Rockwood Specialties Group, Inc. Tranche E, term loan
7.1256% 7/30/12 (c)	14,553	14,699
Solutia, Inc. Tranche B, term loan 8.33% 3/31/07 (c)	6,690	6,749
		176,483
Consumer Products – 1.2%
ACCO Brands Corp. Tranche B, term loan 6.6744%
8/17/12 (c)	1,963	1,972
American Achievement Corp. Tranche B, term loan
7.3435% 3/25/11 (c)	2,413	2,449
Central Garden & Pet Co. Tranche B, term loan 6.5217%
9/12/12 (c)	5,000	5,025
Jarden Corp.:
term loan 6.99% 1/24/12 (c)	6,257	6,312
Tranche B2, term loan 6.74% 1/24/12 (c)	3,274	3,295
Jostens IH Corp. Tranche C, term loan 7.3181%
10/4/11 (c)	13,843	14,016
NPI Merger Corp. term loan 7.0225% 4/21/13 (c)	5,800	5,851
Revlon Consumer Products Corp. term loan 10.8514%
7/9/10 (c)	6,750	6,927

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Consumer Products – continued
Sealy Mattress Co. Tranche D, term loan 6.6028%
4/6/12 (c)	$ 6,681	$ 6,739
Weight Watchers International, Inc.:
Tranche B, term loan 6.6461% 3/31/10 (c)	1,205	1,217
Tranche C, term loan 6.5769% 3/31/10 (c)	1,970	1,985
		55,788
Containers – 1.6%
Berry Plastics Corp. term loan 6.84% 12/2/11 (c)	2,228	2,242
BWAY Corp. Tranche B term loan 6.8125% 6/30/11 (c)	4,628	4,675
Covalence Specialty Materials Corp. Tranche B, term
loan 6.6875% 2/16/13 (c)	6,800	6,860
Crown Holdings, Inc. Tranche B, term loan 6.44%
11/15/12 (c)	4,320	4,336
Graham Packaging Holdings Co.:
Tranche B, term loan 7.375% 10/4/11 (c)	2,670	2,693
Tranche B1, term loan 7.1079% 10/4/11 (c)	16,836	16,983
Intertape Polymer, Inc. Tranche B, term loan 7.1575%
7/28/11 (c)	6,893	6,961
Owens-Illinois Group, Inc.:
Tranche A1, term loan 6.61% 4/1/07 (c)	7,761	7,752
Tranche B1, term loan 6.71% 4/1/08 (c)	5,631	5,624
Owens-Illinois, Inc. Tranche C1, term loan 6.78%
4/1/08 (c)	7,360	7,379
Solo Cup Co. Tranche B1, term loan 7.5316%
2/27/11 (c)	7,333	7,415
		72,920
Diversified Financial Services – 1.4%
Ameritrade Holding Corp. Tranche B, term loan 6.49%
1/23/13 (c)	20,000	20,050
AWAS Aviation Acquisitions Ltd. Tranche 1, term loan
6.75% 3/15/13 (c)	23,000	22,770
Global Cash Access LLC/Global Cash Access Finance
Corp. Tranche B, term loan 6.75% 3/10/10 (c)	5,694	5,744
LPL Holdings, Inc. Tranche B, term loan 8.1962%
6/28/13 (c)	10,973	11,110
Newkirk Master LP Tranche B, term loan 7.3502%
8/11/08 (c)	4,728	4,757
		64,431
Diversified Media – 0.7%
Adams Outdoor Advertising Ltd. term loan 7.0876%
10/18/12 (c)	2,908	2,948
LBI Media, Inc. Tranche B, term loan 6.7631% 3/31/12 (c)	2,300	2,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Diversified Media – continued
NextMedia Operating, Inc. Tranche 1, term loan
6.8816% 11/18/12 (c)	$ 4,358	$ 4,402
Quebecor Media, Inc. Tranche B, term loan 7.0683%
1/17/13 (c)	4,988	5,050
R.H. Donnelley Corp.:
Tranche A4, term loan 6.2738% 12/31/09 (c)	1,111	1,111
Tranche D1, term loan 6.437% 6/30/11 (c)	9,965	9,965
Thomson Media, Inc. Tranche B1, term loan 7.21%
11/8/11 (c)	3,411	3,453
		29,235
Electric Utilities – 4.3%
AES Corp. term loan 6.22% 8/10/11 (c)	5,429	5,469
Allegheny Energy Supply Co. LLC term loan 6.4138%
3/8/11 (c)	29,049	29,049
Calpine Generating Co. LLC Tranche 1, term loan
8.5756% 4/1/09 (c)	16,350	16,963
Dynegy Holdings, Inc. term loan 6.71% 4/19/12 (c)	10,000	10,038
LSP Gen Finance Co. LLC Tranche B1, term loan 8.5%
4/13/13 (c)(e)	8,650	8,693
Midwest Generation LLC term loan 6.6971%
4/27/11 (c)	903	908
Mirant North America LLC/Mirant North America
Finance Corp. term loan 6.5988% 1/3/13 (c)	15,970	16,090
NRG Energy, Inc.:
Credit-Linked Deposit 6.9794% 2/1/13 (c)	20,566	20,746
term loan 6.82% 2/1/13 (c)	81,434	82,146
Primary Energy Finance LLC term loan 6.9794%
8/24/12 (c)	1,990	1,995
		192,097
Energy – 4.1%
ATP Oil & Gas Corp. term loan 10.4707% 4/14/10 (c)	1,980	2,030
Boart Longyear Holdings, Inc. Tranche 1, term loan
7.98% 7/28/12 (c)	8,955	9,067
Buckeye Pipe Line Co. term loan 7.3104% 12/17/11 (c)	2,817	2,831
Citgo Petroleum Corp. Tranche B, term loan 6.2125%
11/15/12 (c)	13,117	13,134
Coffeyville Resources LLC:
Credit-Linked Deposit 7.3% 7/8/11 (c)	4,800	4,848
Tranche B1, term loan 7.5034% 7/8/12 (c)	7,146	7,218
Dresser-Rand Group, Inc. Tranche B, term loan 6.9235%
10/29/11 (c)	4,095	4,151

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Energy – continued
El Paso Corp.:
Credit-Linked Deposit 7.52% 11/22/09 (c)	$ 32,438	$ 32,843
term loan 7.75% 11/22/09 (c)	42,884	43,420
EPCO Holdings, Inc. Tranche C, term loan 7.0238%
8/16/10 (c)	12,870	13,031
Lyondell-Citgo Refining LP term loan 6.9794%
5/21/07 (c)	7,860	7,899
MEG Energy Corp.:
term loan 7% 4/3/13 (c)	2,500	2,522
Tranche DD, term loan 4/3/13 (e)	2,500	2,503
Petroleum Geo-Services ASA term loan 7.48%
12/16/12 (c)	6,983	7,017
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (c)	3,290	3,323
term loan 7.2565% 10/31/12 (c)	13,641	13,778
Universal Compression, Inc. term loan 6.48%
2/15/12 (c)	9,253	9,334
Vulcan/Plains Resources, Inc. term loan 6.25%
8/12/11 (c)	2,966	2,985
		181,934
Entertainment/Film 2.0%
Alliance Atlantis Communications, Inc. Tranche C, term
loan 6.4794% 12/19/11 (c)	3,960	3,985
AMC Entertainment, Inc. term loan 7.1144%
1/26/13 (c)	12,479	12,572
Cinemark USA, Inc. Tranche C, term loan 6.53%
3/31/11 (c)	10,731	10,825
MGM Holdings II, Inc. Tranche B, term loan 7.2294%
4/8/12 (c)	34,000	34,298
Regal Cinemas Corp. term loan 6.4794% 11/10/10 (c)	27,476	27,717
		89,397
Environmental – 1.3%
Allied Waste Industries, Inc.:
term loan 6.7593% 1/15/12 (c)	38,779	38,876
Tranche A, Credit-Linked Deposit 6.7734%
1/15/12 (c)	15,056	15,093
Waste Services, Inc. Tranche C, term loan 8.1733%
3/31/11 (c)	1,980	2,012
		55,981
Food and Drug Retail – 0.7%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan
7.6247% 7/30/11 (c)	31,463	31,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Food/Beverage/Tobacco – 1.6%
Bolthouse Farms, Inc. Tranche 1, term loan 7.37%
12/16/12 (c)	$ 3,990	$ 4,050
Bumble Bee Foods LLC Tranche B, term loan 6.9176%
4/20/12 (c)	3,000	3,034
Commonwealth Brands, Inc. term loan 7% 12/22/12 (c)	7,913	8,002
Constellation Brands, Inc. Tranche B, term loan 6.3613%
11/30/11 (c)	33,109	33,109
Del Monte Corp. Tranche B, term loan 6.5% 2/8/12 (c)	1,782	1,789
Doane Pet Care Co. term loan 7.1747% 10/24/12 (c)	6,776	6,784
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B,
term loan 6.9294% 12/19/10 (c)	8,755	8,853
Michael Foods, Inc. Tranche B, term loan 6.698%
11/21/10 (c)	4,548	4,594
Reddy Ice Group, Inc. term loan 6.7947% 8/12/12 (c)	2,000	2,015
		72,230
Gaming – 3.0%
Alliance Gaming Corp. term loan 8.18% 9/5/09 (c)	3,693	3,730
Ameristar Casinos, Inc. term loan 6.5% 11/10/12 (c)	4,030	4,065
BLB Worldwide Holdings, Inc. Tranche 1, term loan
6.8177% 6/30/12 (c)	7,950	8,049
Boyd Gaming Corp. term loan 6.5445% 6/30/11 (c)	13,279	13,395
Choctaw Resort Development Enterprise term loan 6.94%
11/4/11 (c)	2,233	2,253
Green Valley Ranch Gaming LLC term loan 6.9794%
12/17/11 (c)	3,688	3,721
Herbst Gaming, Inc. term loan 7.1087% 1/7/11 (c)	3,564	3,595
Isle Capri Black Hawk LLC / Isle Capri Black Hawk
Capital term loan 6.8356% 10/24/11 (c)	498	500
MGM MIRAGE Tranche A, term loan 6.2838%
4/25/10 (c)	4,000	4,010
Motor City Casino Tranche B, term loan 6.924%
7/29/12 (c)	3,056	3,063
Penn National Gaming, Inc. Tranche B, term loan
6.6617% 7/31/12 (c)	8,955	9,056
Pinnacle Entertainment, Inc. Tranche B, term loan 6.93%
12/14/11 (c)	5,350	5,377
Trump Entertainment Resorts Holdings LP Tranche B, term
loan 7.17% 5/20/12 (c)(e)	14,540	14,704
Venetian Casino Resort LLC Tranche B, term loan 6.73%
6/15/11 (c)	24,200	24,200
Venetian Macau Ltd. Tranche B, term loan:
4/7/12 (e)	7,000	7,000
7.83% 4/7/13 (c)	14,000	14,140

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Gaming – continued
Wynn Las Vegas LLC term loan 7.085% 12/14/11 (c)	$ 12,650	$ 12,777
		133,635
Healthcare 7.5%
Accellent, Inc. term loan 6.8% 11/22/12 (c)	6,065	6,088
AmeriPath, Inc. Tranche B, term loan 6.83%
10/31/12 (c)	3,000	3,030
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan
6.8374% 2/7/12 (c)	7,089	7,178
Angiotech Pharmaceuticals, Inc. term loan 6.45%
3/23/13 (c)	4,000	4,010
Community Health Systems, Inc. term loan 6.56%
8/19/11 (c)	38,026	38,264
Concentra Operating Corp. term loan 6.69%
9/30/11 (c)	7,478	7,534
CONMED Corp. Tranche B, term loan 6.68%
4/12/13 (c)	3,000	3,030
CRC Health Group, Inc. term loan 7.2294% 2/6/13 (c) .	4,000	4,045
DaVita, Inc. Tranche B, term loan 6.9456% 10/5/12 (c)	50,056	50,369
DJ Orthopedics, Inc. Tranche B, term loan 6.5625%
4/7/13 (c)	2,650	2,660
Fresenius Medical Care Holdings, Inc. Tranche B, term
loan 6.5086% 3/23/12 (c)	36,000	35,955
Gentiva Health Services, Inc. term loan 7.2688%
2/28/12 (c)	1,989	2,004
HCA, Inc. term loan 6% 11/9/09 (c)	27,800	27,696
HealthSouth Corp. term loan 8.15% 3/10/13 (c)	36,000	36,360
Iasis Healthcare LLC Tranche B, term loan 7.2637%
6/22/11 (c)	14,249	14,427
Kinetic Concepts, Inc. Tranche B2, term loan 6.73%
8/11/10 (c)	4,372	4,426
LifePoint Hospitals, Inc. Tranche B, term loan 6.185%
4/15/12 (c)	22,413	22,525
Multiplan, Inc. term loan 6.86% 4/12/13 (c)	5,960	6,020
Mylan Laboratories, Inc. Tranche B, term loan 6.5%
6/30/10 (c)	3,089	3,116
National Renal Institutes, Inc. term loan 9% 3/31/13 (c)	3,460	3,486
Psychiatric Solutions, Inc. term loan 6.36% 7/1/12 (c)	7,323	7,378
Quintiles Transnational Corp. Tranche B, term loan
6.82% 3/31/13 (c)	4,000	4,025
Renal Advantage, Inc. Tranche B, term loan 7.4246%
9/30/12 (c)	5,283	5,349
Team Health, Inc. term loan 7.27% 11/22/12 (c)	16,459	16,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Healthcare continued
U.S. Oncology, Inc. Tranche B, term loan 6.9447%
8/20/11 (c)	$ 8,529	$ 8,615
Vanguard Health Holding Co. I term loan 6.95%
9/23/11 (c)	5,777	5,849
Vicar Operating, Inc. term loan 6.5% 5/16/11 (c)	2,498	2,517
VWR Corp. Tranche B, term loan 7.34% 4/7/11 (c)	5,298	5,371
		337,868
Homebuilding/Real Estate – 2.3%
Apartment Investment & Management Co. term loan
6.36% 3/22/11 (c)	2,100	2,111
Blount, Inc. Tranche B1, term loan 6.658% 8/9/10 (c)	1,657	1,673
Capital Automotive (REIT) Tranche B, term loan 6.58%
12/16/10 (c)	8,000	8,050
CB Richard Ellis Services, Inc. term loan 6.7584%
3/31/10 (c)	8,077	8,157
General Growth Properties, Inc. Tranche A1, term loan
6.2% 2/24/10 (c)	34,000	33,873
Lion Gables Realty LP term loan 6.59% 9/30/06 (c)	12,375	12,391
Maguire Properties, Inc. Tranche B, term loan 6.5988%
3/15/10 (c)	1,622	1,626
The Rouse Co. term loan 6.25% 8/24/06 (c)	15,000	15,000
Trizec Properties, Inc. term loan 6.3144% 4/19/07 (c) .	21,000	20,974
		103,855
Hotels 0.3%
Hilton Hotels Corp. Tranche B, term loan 6.2472%
2/9/13 (c)	11,700	11,744
Insurance – 0.1%
Conseco, Inc. term loan 6.6513% 6/22/10 (c)	2,134	2,153
Leisure – 1.3%
Century Theaters, Inc. Tranche B, term loan 6.695%
3/1/13 (c)	5,640	5,696
Easton Bell Sports, Inc. Tranche B, term loan 6.8037%
3/16/12 (c)	2,630	2,656
London Arena & Waterfront Finance LLC Tranche A,
term loan 8.38% 3/8/12 (c)	3,000	3,023
Mega Bloks, Inc. Tranche B, term loan 6.9113%
7/26/12 (c)	3,960	3,985
Six Flags Theme Park, Inc. Tranche B1, term loan
7.472% 6/30/09 (c)	24,144	24,295

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Leisure – continued
Universal City Development Partners Ltd. term loan
6.9415% 6/9/11 (c)	$ 17,728	$ 17,950
Yankees Holdings LP term loan 7.3244% 6/25/07 (c)	943	943
		58,548
Metals/Mining – 1.5%
Alpha National Resources LLC/Alpha National
Resources Capital Corp. Tranche B, term loan 6.32%
10/26/12 (c)	7,980	8,010
Compass Minerals Tranche B, term loan 6.4844%
12/22/12 (c)	7,636	7,674
Foundation Pennsylvania Coal Co. Tranche B, term loan
6.6205% 7/30/11 (c)	17,605	17,847
Murray Energy Corp. Tranche 1, term loan 8%
1/28/10 (c)	2,970	3,000
Novelis, Inc. term loan 6.44% 1/7/12 (c)	14,561	14,689
Peabody Energy Corp. term loan 5.6526% 3/21/10 (c)	14,667	14,648
Stillwater Mining Co. term loan 7.25% 7/30/10 (c)	2,146	2,172
		68,040
Paper 4.4%
Appleton Papers, Inc. term loan 6.9986% 6/11/10 (c) .	3,588	3,624
Boise Cascade Holdings LLC Tranche D, term loan
6.7518% 10/26/11 (c)	22,329	22,580
Buckeye Technologies, Inc. term loan 7.006% 3/15/08 (c)	3,201	3,209
Georgia-Pacific Corp.:
Tranche 2, term loan 7.9393% 12/23/13 (c)	23,000	23,460
Tranche B, term loan 6.8847% 12/23/12 (c)	74,813	75,187
Graphic Packaging International, Inc. Tranche C, term
loan 7.4368% 8/8/10 (c)	15,413	15,606
NewPage Corp. term loan 7.96% 5/2/11 (c)	5,136	5,162
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.01% 11/1/10 (c)	4,164	4,206
Tranche B, term loan 7.193% 11/1/11 (c)	26,522	26,788
Tranche C, term loan 7.125% 11/1/11 (c)	7,840	7,919
Tranche C1, term loan 7.125% 11/1/11 (c)	2,823	2,859
Xerium Technologies, Inc. Tranche B, term loan 7.2294%
5/18/12 (c)	4,891	4,885
		195,485
Publishing/Printing – 1.9%
Caribe Information Investments, Inc. term loan 7.4036%
3/31/13 (c)	3,000	3,030
CBD Media, Inc. Tranche D, term loan 7.41%
12/31/09 (c)	5,610	5,695

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Publishing/Printing – continued
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 6.1202% 11/8/08 (c)	$ 2,647	$ 2,647
Tranche B, term loan 6.5899% 5/8/09 (c)	7,844	7,844
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.1634% 9/9/09 (c)	2,364	2,364
Tranche B, term loan 6.6137% 3/9/10 (c)	15,580	15,580
Tranche B1, term loan 6.2968% 3/10/10 (c)	15,727	15,727
Herald Media, Inc. Tranche 1, term loan 7.67%
7/22/11 (c)	2,455	2,455
Liberty Group Operating, Inc. Tranche B, term loan
7.25% 2/28/12 (c)	1,601	1,615
R.H. Donnelley Corp. Tranche D2, term loan 6.6906%
6/30/11 (c)	27,916	27,916
Sun Media Corp. Canada Tranche B, term loan
7.1256% 2/7/09 (c)	1,718	1,730
		86,603
Railroad 0.1%
RailAmerica, Inc. term loan 7.0625% 9/29/11 (c)	5,543	5,612
Restaurants 1.6%
Arby’s Restaurant Group, Inc. Tranche B, term loan
7.1812% 7/25/12 (c)	4,963	5,025
Burger King Corp. Tranche B1, term loan 6.5% 6/30/12 (c)	19,483	19,483
CKE Restaurants, Inc. term loan 6.9375% 5/1/10 (c)	1,285	1,294
Del Taco Tranche B, term loan 7.0719% 3/29/13 (c)	5,000	5,050
Domino’s, Inc. term loan 6.4557% 6/25/10 (c)	11,404	11,489
Dunkin Brands Acquisition, Inc. term loan 7.3256%
3/1/13 (c)	15,430	15,430
El Pollo Loco, Inc. Tranche B, term loan 7.56% 11/18/11 (c)	1,995	2,025
Jack in the Box, Inc. term loan 6.5193% 1/8/11 (c)	3,516	3,547
Landry’s Seafood Restaurants, Inc. term loan 6.8597%
12/28/10 (c)	6,024	6,076
		69,419
Services – 1.8%
Audatex North America, Inc. Tranche 1, term loan 7.3%
4/13/13 (c)	2,000	2,008
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
term loan 6.35% 4/19/12 (c)	4,000	4,000
CACI International, Inc. Tranche B, term loan 6.2491%
4/30/11 (c)	4,949	4,987
Coinmach Corp. Tranche B1, term loan 7.9328%
12/19/12 (c)	5,994	6,084
Coinstar, Inc. term loan 7.0298% 7/1/11 (c)	5,575	5,659

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Services – continued
Hertz Corp.:
Credit-Linked Deposit 7.18% 12/21/12 (c)	$ 1,444	$ 1,453
Tranche B, term loan 7.0171% 12/21/12 (c)	9,838	9,899
Tranche DD, term loan 12/21/12 (e)	1,693	1,699
IAP Worldwide Services, Inc. Tranche 1, term loan 8%
12/27/12 (c)	2,993	3,022
Iron Mountain, Inc.:
term loan 6.656% 4/2/11 (c)	4,938	4,975
Tranche C, term loan 6.5625% 4/2/11 (c)	11,196	11,280
JohnsonDiversey, Inc.:
Tranche B, term loan 7.2068% 12/16/11 (c)	4,055	4,111
Tranche DD, term loan 12/16/10 (e)	509	511
Rural/Metro Corp.:
Credit-Linked Deposit 7.3488% 3/4/11 (c)	408	410
term loan 7.1029% 3/4/11 (c)	1,304	1,313
The Geo Group, Inc. term loan 7% 9/14/11 (c)	1,300	1,306
United Rentals, Inc.:
term loan 7% 2/14/11 (c)	8,778	8,844
Tranche B, Credit-Linked Deposit 6.75% 2/14/11 (c) .	1,598	1,610
US Investigations Services, Inc.:
term loan 7.43% 10/14/12 (c)	5,920	6,001
Tranche C, term loan 7.43% 10/14/12 (c)	1,978	2,005
		81,177
Shipping – 0.2%
Baker Tanks, Inc.:
term loan 11/23/12 (e)	107	107
Tranche B, term loan 7.3229% 11/23/12 (c)	888	899
Horizon Lines LLC Tranche C, term loan 7.17%
7/7/11 (c)	3,783	3,825
Ozburn Hessey Holding Co. LLC term loan 7.2906%
8/9/12 (c)	2,513	2,539
		7,370
Super Retail – 0.9%
Alimentation Couche-Tard, Inc. term loan 6.7545%
12/17/10 (c)	1,560	1,576
Buhrmann US, Inc. Tranche D1, term loan 6.555%
12/31/10 (c)	5,590	5,639
Neiman Marcus Group, Inc. term loan 7.34%
4/6/13 (c)	15,190	15,342

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Floating Rate Loans (d) continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Super Retail – continued
The Pep Boys – Manny, Moe & Jack term loan 7.89%
1/27/11 (c)		$ 2,360	$ 2,398
Toys ’R’ US, Inc. term loan 7.8256% 12/9/08 (c)		17,000	17,043
			41,998
Technology – 4.3%
Affiliated Computer Services, Inc. term loan 6.4294%
3/20/13 (c)		15,327	15,422
AMI Semiconductor, Inc. term loan 6.5% 4/1/12 (c)		4,955	4,986
Anteon International Corp. term loan 6.5788%
12/31/10 (c)		6,858	6,927
Eastman Kodak Co. term loan 7.2405% 10/18/12 (c)		7,136	7,207
Fairchild Semiconductor Corp. Tranche B3, term loan
6.625% 12/31/10 (c)		6,893	6,970
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.3519% 3/9/11 (c)		1,985	1,987
Tranche B, term loan 6.6019% 3/9/13 (c)		33,784	33,953
Global Imaging Systems, Inc. term loan 6.3845%
5/10/10 (c)		2,702	2,715
Infor Global Solutions AG Tranche 1, term loan 7.8%
4/18/11 (c)		5,000	5,000
K & F Industries, Inc. term loan 7.169% 11/18/12 (c)		7,026	7,123
ON Semiconductor Corp. Tranche H, term loan 7.23%
12/15/11 (c)		5,913	5,972
Sensata Technologies BV term loan 6.86% 4/27/13 (c)	.	9,265	9,300
SERENA Software, Inc. term loan 7.41% 3/10/13 (c)		6,000	6,060
SSA Global Technologies, Inc. term loan 6.97%
9/22/11 (c)		3,970	4,000
SunGard Data Systems, Inc. Tranche B, term loan
7.215% 2/10/13 (c)		69,453	70,321
Verifone, Inc. Tranche B, term loan 6.8756%
6/30/11 (c)		5,858	5,888
			193,831
Telecommunications – 4.3%
Alaska Communications Systems Holding term loan
6.7294% 2/1/12 (c)		5,000	5,050
Centennial Cellular Operating Co. LLC term loan 7.214%
2/9/11 (c)		15,635	15,830
Cincinnati Bell, Inc. Tranche B, term loan 6.3587%
8/31/12 (c)		12,935	13,000
Consolidated Communications, Inc. Tranche D term loan
6.6752% 10/14/11 (c)		2,000	2,013
Intelsat Ltd. term loan 6.75% 7/28/11 (c)		26,374	26,605

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Telecommunications – continued
Iowa Telecommunication Services, Inc. Tranche B, term
loan 6.6888% 11/23/11 (c)	$ 4,000	$ 4,035
Level 3 Communications, Inc. term loan 11.8225%
12/2/11 (c)	10,000	10,500
Madison River Capital LLC/Madison River Finance Corp.
Tranche B1, term loan 7.26% 7/29/12 (c)	5,000	5,069
Nextel Partners Operating Corp. Tranche D, term loan
6.32% 5/31/12 (c)	16,364	16,364
NTELOS, Inc. Tranche B1, term loan 7.5% 8/24/11 (c) .	6,913	7,008
Qwest Corp.:
Tranche A, term loan 9.6513% 6/30/07 (c)	36,400	37,196
Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,110
Time Warner Telecom Holdings, Inc. Tranche B, term
loan 6.6826% 11/30/10 (c)	4,703	4,762
Triton PCS, Inc. term loan 8.08% 11/18/09 (c)	7,848	7,897
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 6.7531% 2/14/12 (c)	9,135	9,146
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.7819% 9/21/13 (c)	7,500	7,575
Tranche C, term loan 8.2819% 9/21/14 (c)	7,500	7,575
		190,735
Textiles & Apparel – 0.3%
Warnaco Group, Inc. term loan 6.4069% 1/31/13 (c) .	7,000	7,000
William Carter Co. term loan 6.7045% 6/29/12 (c)	8,399	8,441
		15,441

TOTAL FLOATING RATE LOANS
(Cost $3,401,701)		3,422,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Nonconvertible Bonds 12.6%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Air Transportation – 0.1%
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	$ 6,000	$ 6,000
Auto Parts Distribution – 0.0%
Ford Motor Credit Co. 5.7948% 9/28/07 (c)	2,000	1,915
Automotive 0.7%
Ford Motor Credit Co.:
5.7% 11/16/06 (c)	22,000	21,893
5.88% 3/21/07 (c)	4,000	3,930
General Motors Acceptance Corp.:
5.645% 5/18/06 (c)	2,000	2,000
6.125% 9/15/06	5,000	4,961
		32,784
Broadcasting – 0.2%
Radio One, Inc. 8.875% 7/1/11	7,000	7,324
Cable TV 2.5%
Cablevision Systems Corp. 9.62% 4/1/09 (c)	5,000	5,300
CSC Holdings, Inc.:
7.25% 7/15/08	2,000	2,020
7.875% 12/15/07	13,000	13,277
10.5% 5/15/16	2,000	2,140
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375%
3/15/13	1,963	2,100
EchoStar DBS Corp.:
5.75% 10/1/08	4,000	3,940
7.93% 10/1/08 (c)	79,285	80,871
		109,648
Chemicals – 0.1%
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	2,000	2,180
NOVA Chemicals Corp. 7.5613% 11/15/13 (c)	3,000	3,008
		5,188
Containers – 0.1%
Owens-Brockway Glass Container, Inc. 8.875%
2/15/09	3,000	3,105
Diversified Media – 0.6%
Liberty Media Corp. 6.41% 9/17/06 (c)	26,000	26,092
Electric Utilities – 0.8%
AES Corp. 8.75% 6/15/08	3,000	3,131
CMS Energy Corp. 9.875% 10/15/07	12,000	12,690
NRG Energy, Inc. 7.375% 2/1/16	9,000	9,056

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Electric Utilities – continued
TECO Energy, Inc.:
6.125% 5/1/07	$ 4,000	$ 4,000
6.68% 5/1/10 (c)	5,000	5,125
		34,002
Energy – 1.7%
El Paso Corp.:
6.5% 5/15/06 (b)	6,000	6,000
7.5% 8/15/06 (b)	2,000	2,009
7.625% 8/16/07	8,000	8,100
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,371
Parker Drilling Co. 9.57% 9/1/10 (c)	7,000	7,210
Pemex Project Funding Master Trust 6.21%
6/15/10 (b)(c)	18,000	18,432
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,120
9.5% 2/1/13	2,000	2,190
Sonat, Inc. 7.625% 7/15/11	3,000	3,060
Southern Natural Gas Co. 8.875% 3/15/10	840	890
Williams Companies, Inc. 6.99% 10/1/10 (b)(c)	17,000	17,383
Williams Companies, Inc. Credit Linked Certificate Trust
IV 7.94% 5/1/09 (b)(c)	7,000	7,158
		77,923
Entertainment/Film 0.2%
AMC Entertainment, Inc. 8.9988% 8/15/10 (c)	9,000	9,270
Food and Drug Retail – 0.2%
Rite Aid Corp. 12.5% 9/15/06	8,000	8,190
Food/Beverage/Tobacco – 0.0%
Canandaigua Brands, Inc. 8.625% 8/1/06	1,000	1,008
Gaming – 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,140
10.25% 8/1/07	2,000	2,098
Mirage Resorts, Inc. 6.75% 8/1/07	3,000	3,030
		7,268
Healthcare 0.0%
Service Corp. International (SCI) 6.5% 3/15/08	2,000	1,990
Leisure – 0.1%
Universal City Florida Holding Co. I/II 9.43% 5/1/10 (c)	5,140	5,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Metals/Mining – 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	$ 8,000	$ 7,950
10.125% 2/1/10	13,470	14,463
		22,413
Paper 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.
7.9433% 10/15/12 (c)	2,190	2,212
Publishing/Printing – 0.2%
Dex Media East LLC/Dex Media East Finance Co.
9.875% 11/15/09	6,000	6,375
R.H. Donnelley Finance Corp. III 8.875% 1/15/16 (b)	4,000	4,120
		10,495
Services – 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.576% 5/15/14 (b)(c)	1,650	1,695
Shipping – 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,030
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,403
		5,433
Super Retail – 0.3%
GSC Holdings Corp./Gamestop, Inc. 8.865%
10/1/11 (b)(c)	14,000	14,420
Technology – 0.6%
Freescale Semiconductor, Inc. 7.8183% 7/15/09 (c)	24,000	24,540
Telecommunications – 3.2%
AirGate PCS, Inc. 8.8269% 10/15/11 (c)	7,000	7,193
America Movil SA de CV 5.735% 4/27/07 (c)	1,000	1,003
Dobson Cellular Systems, Inc. 9.43% 11/1/11 (c)	8,000	8,320
Intelsat Subsidiary Holding Co. Ltd. 9.6094%
1/15/12 (c)	7,000	7,131
Qwest Communications International, Inc. 8.2488%
2/15/09 (c)	5,000	5,100
Qwest Corp. 8.16% 6/15/13 (c)	47,150	51,394
Rogers Communications, Inc.:
6.375% 3/1/14	3,000	2,925
8.035% 12/15/10 (c)	38,450	39,604
Rural Cellular Corp.:
8.25% 3/15/12	6,000	6,300

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments continued

Nonconvertible Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Telecommunications – continued
Rural Cellular Corp.: – continued
9.41% 3/15/10 (c)		$ 13,000	$ 13,390
Time Warner Telecom Holdings, Inc. 8.7488%
2/15/11 (c)		1,000	1,020
			143,380
Textiles & Apparel – 0.1%
Levi Strauss & Co. 9.74% 4/1/12 (c)		2,000	2,083
TOTAL NONCONVERTIBLE BONDS
(Cost $556,553)			563,672
U.S. Treasury Obligations 0.4%

U.S. Treasury Notes 3.375% 2/28/07
(Cost $16,964)		17,000	16,783
Money Market Funds 10.6%
		Shares
Fidelity Cash Central Fund, 4.8% (a)		311,278,091	311,278
Fidelity Money Market Central Fund, 4.96% (a)		162,842,923	162,843
TOTAL MONEY MARKET FUNDS
(Cost $474,121)			474,121
Cash Equivalents 0.5%
		Maturity
		Amount (000s)
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
4.69%, dated 4/28/06 due 5/1/06)
(Cost $22,696)		22,705	22,696
TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $4,472,035)			4,499,359

NET OTHER ASSETS – (0.4)%			(17,033)
NET ASSETS 100%			$ 4,482,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $71,217,000 or
1.6% of net assets.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

(e) Position or a portion of the position
represents an unfunded loan
commitment. At period end, the total
principal amount and market value of
unfunded commitments totaled
$24,605,000 and $24,703,000,
respectively. The coupon rate will be
determined at time of settlement.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 9,727
Fidelity Money Market Central Fund	3,873
Total	$ 13,600

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $3,375,000 of which $1,297,000 and $2,078,000 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		April 30, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $22,696) See accompanying
schedule:
Unaffiliated issuers (cost $3,997,914)	$ 4,025,238
Affiliated Central Funds (cost $474,121)	474,121
Total Investments (cost $4,472,035)		$ 4,499,359
Cash		2,933
Receivable for investments sold		178,605
Receivable for fund shares sold		14,632
Interest receivable		33,439
Prepaid expenses		12
Other affiliated receivables		1
Total assets		4,728,981

Liabilities
Payable for investments purchased	$ 227,351
Payable for fund shares redeemed	11,550
Distributions payable	4,041
Accrued management fee	2,489
Distribution fees payable	563
Other affiliated payables	555
Other payables and accrued expenses	106
Total liabilities		246,655

Net Assets		$ 4,482,326
Net Assets consist of:
Paid in capital		$ 4,452,029
Undistributed net investment income		3,882
Accumulated undistributed net realized gain (loss) on
investments		(909)
Net unrealized appreciation (depreciation) on
investments		27,324
Net Assets		$ 4,482,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	April 30, 2006
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($304,171 ÷ 30,488 shares)	$ 9.98

Maximum offering price per share (100/96.25 of $9.98)	$ 10.37
Class T:
Net Asset Value and redemption price per share
($497,756 ÷ 49,940 shares)	$ 9.97

Maximum offering price per share (100/97.25 of $9.97)	$ 10.25
Class B:
Net Asset Value and offering price per share
($155,301 ÷ 15,582 shares)A	$ 9.97

Class C:
Net Asset Value and offering price per share
($491,768 ÷ 49,299 shares)A	$ 9.98

Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per
share ($2,743,397 ÷ 275,232 shares)	$ 9.97

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($289,933 ÷ 29,100 shares)	$ 9.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006

Investment Income
Interest		$ 124,240
Income from affiliated Central Funds		13,600
Total income		137,840

Expenses
Management fee	$ 14,644
Transfer agent fees	2,626
Distribution fees	3,510
Accounting fees and expenses	676
Independent trustees’ compensation	9
Custodian fees and expenses	51
Registration fees	153
Audit	70
Legal	29
Interest	4
Miscellaneous	45
Total expenses before reductions	21,817
Expense reductions	(50)	21,767

Net investment income		116,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,636
Change in net unrealized appreciation (depreciation) on
investment securities		1,910
Net gain (loss)		4,546
Net increase (decrease) in net assets resulting
from operations		$ 120,619

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30,	October 31,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 116,073	$ 168,450
Net realized gain (loss)	2,636	2,418
Change in net unrealized appreciation (depreciation) .	1,910	(9,021)
Net increase (decrease) in net assets resulting
from operations	120,619	161,847
Distributions to shareholders from net investment income .	(113,803)	(166,193)
Distributions to shareholders from net realized gain	—	(3,785)
Total distributions	(113,803)	(169,978)
Share transactions - net increase (decrease)	184,412	740,096
Redemption fees	110	399
Total increase (decrease) in net assets	191,338	732,364

Net Assets
Beginning of period	4,290,988	3,558,624
End of period (including undistributed net investment
income of $3,882 and undistributed net investment
income of $1,612, respectively)	$ 4,482,326	$ 4,290,988

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.96	$ 9.97	$ 9.88	$ 9.45	$ 9.70	$ 9.94
Income from Investment
Operations
Net investment
incomeE	.263	.404	.285	.292	.352	.580
Net realized and un
realized gain (loss)	.014	(.008)	.098	.447	(.264)	(.185)
Total from investment
operations	.277	.396	.383	.739	.088	.395
Distributions from net
investment income	(.257)	(.397)	(.295)	(.311)	(.339)	(.638)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.257)	(.407)	(.295)	(.311)	(.339)	(.638)
Redemption fees added
to paid in capitalE	—G	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.98	$ 9.96	$ 9.97	$ 9.88	$ 9.45	$ 9.70
Total ReturnB,C,D	2.81%	4.05%	3.96%	7.95%	.90%	4.08%
Ratios to Average Net AssetsF
Expenses before
reductions	1.06%A	1.06%	1.08%	1.10%	1.12%	1.14%
Expenses net of fee
waivers, if any	1.06%A	1.06%	1.08%	1.10%	1.10%	.99%
Expenses net of all
reductions	1.06%A	1.06%	1.08%	1.09%	1.09%	.98%
Net investment
income	5.31%A	4.05%	2.90%	3.04%	3.64%	5.93%
Supplemental Data
Net assets, end of
period (in millions)	$ 304	$ 312	$ 299	$ 88	$ 37	$ 41
Portfolio turnover
rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Financial Highlights Class T
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Income from Investment
Operations
Net investment
incomeE	.259	.396	.276	.285	.342	.573
Net realized and un
realized gain (loss)	.015	(.007)	.098	.446	(.263)	(.195)
Total from investment
operations	.274	.389	.374	.731	.079	.378
Distributions from net
investment income	(.254)	(.390)	(.286)	(.303)	(.330)	(.631)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.254)	(.400)	(.286)	(.303)	(.330)	(.631)
Redemption fees added
to paid in capitalE	—G	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.97	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69
Total ReturnB,C,D	2.78%	3.98%	3.87%	7.87%	.80%	3.90%
Ratios to Average Net AssetsF
Expenses before
reductions	1.12%A	1.13%	1.17%	1.18%	1.20%	1.22%
Expenses net of fee
waivers, if any	1.12%A	1.13%	1.17%	1.18%	1.19%	1.06%
Expenses net of all
reductions	1.12%A	1.13%	1.17%	1.18%	1.19%	1.06%
Net investment
income	5.25%A	3.98%	2.81%	2.96%	3.54%	5.86%
Supplemental Data
Net assets, end of
period (in millions)	$ 498	$ 511	$ 389	$ 113	$ 75	$ 76
Portfolio turnover
rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Income from Investment
Operations
Net investment
incomeE	.234	.346	.231	.243	.298	.525
Net realized and un
realized gain (loss)	.014	(.008)	.096	.444	(.263)	(.194)
Total from investment
operations	.248	.338	.327	.687	.035	.331
Distributions from net
investment income	(.228)	(.339)	(.239)	(.259)	(.286)	(.584)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.228)	(.349)	(.239)	(.259)	(.286)	(.584)
Redemption fees added
to paid in capitalE	—G	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.97	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69
Total ReturnB,C,D	2.52%	3.46%	3.38%	7.38%	.35%	3.42%
Ratios to Average Net AssetsF
Expenses before
reductions	1.64%A	1.64%	1.65%	1.64%	1.65%	1.66%
Expenses net of fee
waivers, if any	1.64%A	1.64%	1.65%	1.63%	1.64%	1.54%
Expenses net of all
reductions	1.64%A	1.64%	1.65%	1.63%	1.64%	1.54%
Net investment
income	4.73%A	3.47%	2.33%	2.50%	3.09%	5.38%
Supplemental Data
Net assets, end of
period (in millions)	$ 155	$ 173	$ 184	$ 134	$ 118	$ 125
Portfolio turnover
rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Class C
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.96	$ 9.97	$ 9.87	$ 9.45	$ 9.70	$ 9.94
Income from Investment
Operations
Net investment
incomeE	.232	.341	.224	.235	.290	.516
Net realized and un
realized gain (loss)	.014	(.008)	.107	.434	(.263)	(.184)
Total from investment
operations	246	.333	.331	.669	.027	.332
Distributions from net
investment income	(.226)	(.334)	(.233)	(.251)	(.278)	(.575)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.226)	(.344)	(.233)	(.251)	(.278)	(.575)
Redemption fees added
to paid in capitalE	—G	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.98	$ 9.96	$ 9.97	$ 9.87 $	$ 9.45	$ 9.70
Total ReturnB,C,D	2.49%	3.40%	3.41%	7.18%	.26%	3.42%
Ratios to Average Net AssetsF
Expenses before
reductions	1.69%A	1.69%	1.71%	1.72%	1.73%	1.75%
Expenses net of fee
waivers, if any	1.69%A	1.69%	1.71%	1.71%	1.73%	1.64%
Expenses net of all
reductions	1.69%A	1.69%	1.71%	1.71%	1.73%	1.63%
Net investment
income	4.68%A	3.42%	2.27%	2.42%	3.00%	5.28%
Supplemental Data
Net assets, end of
period (in millions)	$ 492	$ 539	$ 524	$ 269	$ 235	$ 278
Portfolio turnover
rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Highlights Fidelity Floating Rate High Income Fund
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002G
Selected Per Share Data
Net asset value, beginning
of period	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.52
Income from Investment
Operations
Net investment incomeD	.274	.427	.309	.311	.040
Net realized and
unrealized gain (loss)	.015	(.008)	.099	.450	(.084)
Total from investment
operations	.289	.419	.408	.761	(.044)
Distributions from net
investment income	(.269)	(.420)	(.320)	(.333)	(.037)
Distributions from net
realized gain	—	(.010)	—	—	—
Total distributions	(.269)	(.430)	(.320)	(.333)	(.037)
Redemption fees added to
paid in capitalD	—F	.001	.002	.002	.001
Net asset value, end of
period	$ 9.97	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Total ReturnB,C	2.94%	4.30%	4.22%	8.20%	(.45)%
Ratios to Average Net AssetsE
Expenses before
reductions	.82%A	.82%	.84%	.86%	1.15%A
Expenses net of fee
waivers, if any	.82%A	.82%	.84%	.86%	.95%A
Expenses net of all
reductions	.82%A	.82%	.84%	.86%	.94%A
Net investment income .	5.55%A	4.29%	3.14%	3.27%	3.99%A
Supplemental Data
Net assets, end of period
(in millions)	$ 2,743	$ 2,471	$ 1,982	$ 811	$ 18
Portfolio turnover rate	68%A	66%	61%	55%	77%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.
G For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Financial Highlights Institutional Class

	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.95	$ 9.96	$ 9.86	$ 9.44	$ 9.69	$ 9.94
Income from Investment
Operations
Net investment
incomeD	273	.424	.304	.312	.365	.590
Net realized and un
realized gain (loss)	.005	(.007)	.110	.436	(.262)	(.193)
Total from investment
operations	278	.417	.414	.748	.103	.397
Distributions from net
investment income	(.268)	(.418)	(.316)	(.330)	(.354)	(.650)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.268)	(.428)	(.316)	(.330)	(.354)	(.650)
Redemption fees added
to paid in capitalD	—F	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.96	$ 9.95	$ 9.96	$ 9.86	$ 9.44	$ 9.69
Total ReturnB,C	2.82%	4.27%	4.29%	8.06%	1.06%	4.11%
Ratios to Average Net AssetsE
Expenses before
reductions	.85%A	.85%	.87%	.90%	.94%	1.02%
Expenses net of fee
waivers, if any	.85%A	.85%	.87%	.89%	.94%	.87%
Expenses net of all
reductions	.84%A	.85%	.87%	.89%	.93%	.87%
Net investment
income	5.53%A	4.26%	3.11%	3.24%	3.79%	6.05%
Supplemental Data
Net assets, end of
period (in millions)	$ 290	$ 285	$ 182	$ 36	$ 18	$ 7
Portfolio turnover rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

38

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The fund earns certain fees in connection with its floating rate loan purchasing activites. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,909
Unrealized depreciation	(3,326)
Net unrealized appreciation (depreciation)	$ 27,583
Cost for federal income tax purposes	$ 4,471,776

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

39 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short term securities, aggregated $1,472,312 and $1,288,547, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

40

4. Fees and Other Transactions with Affiliates continued
Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class’ average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 230	$ 4
Class T	0%	.25%	639	4
Class B	.55%	.15%	575	453
Class C	.55%	.25%	2,066	532
			$ 3,510	$ 993

Sales Load. FDC receives a front end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 64
Class T	23
Class B*	193
Class C*	127
$ 407

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

41 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Floating Rate High Income Fund shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 279	.18*
Class T	371	.15*
Class B	172	.21*
Class C	419	.16*
Fidelity Floating Rate High Income Fund	1,212	.09*
Institutional Class	173	.12*
	$ 2,626

* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

42

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $16,971. The weighted average interest rate was 4.25% . At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

Through arrangements with the fund’s custodian credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expense by $47, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class C	1
Fidelity Floating Rate High Income Fund	2
$ 3

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

43 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 7,907	$ 12,889
Class T	13,022	18,576
Class B	3,763	6,130
Class C	11,701	18,615
Fidelity Floating Rate High Income Fund	69,653	99,532
Institutional Class	7,757	10,451
Total	$ 113,803	$ 166,193
From net realized gain
Class A	$ —	$ 311
Class T	—	412
Class B	—	184
Class C	—	543
Fidelity Floating Rate High Income Fund	—	2,131
Institutional Class	—	204
Total	$ —	$ 3,785

Semiannual Report

44

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	6,078	17,372	$ 60,628	$ 173,298
Reinvestment of
distributions	578	972	5,763	9,697
Shares redeemed	(7,484)	(17,054)	(74,656)	(170,023)
Net increase (decrease)	(828)	1,290	$ (8,265)	$ 12,972
Class T
Shares sold	9,483	30,403	$ 94,487	$ 302,938
Reinvestment of
distributions	1,169	1,707	11,651	17,036
Shares redeemed	(12,079)	(19,747)	(120,387)	(196,695)
Net increase (decrease)	(1,427)	12,363	$ (14,249)	$ 123,279
Class B
Shares sold	701	3,269	$ 6,991	$ 32,570
Reinvestment of
distributions	279	468	2,777	4,667
Shares redeemed	(2,814)	(4,746)	(28,041)	(47,274)
Net increase (decrease)	(1,834)	(1,009)	$ (18,273)	$ (10,037)
Class C
Shares sold	4,189	18,049	$ 41,774	$ 180,076
Reinvestment of
distributions	797	1,287	7,949	12,828
Shares redeemed	(9,793)	(17,764)	(97,674)	(177,066)
Net increase (decrease)	(4,807)	1,572	$ (47,951)	$ 15,838
Fidelity Floating Rate
High Income Fund
Shares sold	69,233	151,558	$ 689,998	$ 1,511,153
Reinvestment of
distributions	5,969	8,742	59,494	87,090
Shares redeemed	(48,259)	(110,895)	(480,835)	(1,103,883)
Net increase (decrease)	26,943	49,405	$ 268,657	$ 494,360
Institutional Class
Shares sold	7,118	21,744	$ 70,914	$ 216,646
Reinvestment of
distributions	342	444	3,407	4,394
Shares redeemed	(7,008)	(11,790)	(69,828)	(117,356)
Net increase (decrease)	452	10,398	$ 4,493	$ 103,684

45 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, includ ing the schedule of investments as of April 30, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended April 30, 2006 and for the year ended October 31, 2005, and the financial highlights for the six months ended April 30, 2006 and each of the five years in the period ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of April 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2006, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended April 30, 2006 and for the year ended October 31, 2005, and its financial highlights for the six months ended April 30, 2006 and each of the five years in the period ended October 31, 2005, in conform ity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts June 20, 2006

Semiannual Report 46

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

48

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

49 Semiannual Report

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50

51 Semiannual Report

Semiannual Report

52

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

AFR-USAN-0606 1.784877.103

Fidelity® Advisor Floating Rate High Income Fund - Institutional Class

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.

Shareholder Expense	4	An example of shareholder expenses.
Example

Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.

Investments	8	A complete list of the fund’s investments
		with their market values.

Financial Statements	28	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.

Notes	38	Notes to the financial statements.

Report of Independent	46
Registered Public
Accounting Firm

Board Approval of	48
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.advisor.fidelity.com.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the esti mate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,028.10	$ 5.33
HypotheticalA	$ 1,000.00	$ 1,019.54	$ 5.31
Class T
Actual	$ 1,000.00	$ 1,027.80	$ 5.63
HypotheticalA	$ 1,000.00	$ 1,019.24	$ 5.61
Class B
Actual	$ 1,000.00	$ 1,025.20	$ 8.24
HypotheticalA	$ 1,000.00	$ 1,016.66	$ 8.20
Class C
Actual	$ 1,000.00	$ 1,024.90	$ 8.48
HypotheticalA	$ 1,000.00	$ 1,016.41	$ 8.45
Fidelity Floating Rate High
Income Fund
Actual	$ 1,000.00	$ 1,029.40	$ 4.13
HypotheticalA	$ 1,000.00	$ 1,020.73	$ 4.11
Institutional Class
Actual	$ 1,000.00	$ 1,028.20	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.06%
Class T	1.12%
Class B	1.64%
Class C	1.69%
Fidelity Floating Rate High Income Fund	.82%
Institutional Class	.85%

5 Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2006
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
NRG Energy, Inc.	2.5	0.4
Charter Communications Operating LLC	2.5	2.8
Qwest Corp.	2.2	2.0
Georgia Pacific Corp.	2.2	0.5
CSC Holdings, Inc.	2.2	0.3
	11.6
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cable TV	12.5	12.8
Healthcare	7.5	7.3
Telecommunications	7.5	8.1
Energy	5.8	7.1
Electric Utilities	5.1	4.5

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

7 Semiannual Report

Investments April 30, 2006
Showing Percentage of Net Assets

Floating Rate Loans (d) 76.3%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Aerospace – 0.4%
DRS Technologies, Inc. term loan 6.444% 1/31/13 (c)	$ 1,730	$ 1,747
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
7.3183% 12/31/11 (c)	14,074	14,267
Transdigm, Inc. term loan:
7.1513% 7/22/10 (c)	1,564	1,583
10.22% 11/10/11 (c)	2,000	2,015
		19,612
Air Transportation – 0.9%
Delta Air Lines, Inc. Tranche B, term loan 11.01%
3/16/08 (c)	3,290	3,380
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (c)	21,000	21,315
Tranche DD, term loan 8.75% 2/1/12 (c)	3,000	3,045
US Airways Group, Inc. term loan 8.5% 3/31/11 (c)	11,000	11,138
		38,878
Automotive 2.7%
Accuride Corp. term loan 7.1875% 1/31/12 (c)	3,277	3,314
Advance Auto Parts, Inc. Tranche B, term loan 6.3727%
9/30/10 (c)	2,974	2,981
AM General LLC Tranche B1, term loan 9.5459%
11/1/11 (c)	1,750	1,789
Dana Corp. term loan 7.22% 4/13/08 (c)	11,120	11,190
Delphi Corp.:
revolver loan 11.75% 6/18/09 (c)(e)	2,000	2,070
Tranche B, term loan:
7.375% 10/8/07 (c)	14,690	14,910
13.25% 6/14/11 (c)	16,998	17,677
Enersys Capital, Inc. term loan 6.8232% 3/17/11 (c)	983	994
Federal-Mogul Financing Trust term loan 6.8125%
12/9/06 (c)	8,700	8,754
Goodyear Tire & Rubber Co. Tranche 1, Credit-Linked
Deposit 6.4% 4/30/10 (c)	19,820	19,993
Mark IV Industries, Inc. Tranche B, term loan 7.9655%
6/23/11 (c)	2,937	2,970
Rexnord Corp. term loan 7.1056% 12/31/11 (c)	2,678	2,722
Tenneco Auto, Inc.:
Tranche B, term loan 7.02% 12/12/10 (c)	3,042	3,087
Tranche B1, Credit-Linked Deposit 7.0756%
12/12/10 (c)	1,336	1,356
Travelcenters of America, Inc. Tranche B, term loan
6.6199% 12/1/11 (c)	7,554	7,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Automotive continued
TRW Automotive Holdings Corp.:
Tranche B, term loan 6.25% 6/30/12 (c)	$ 2,283	$ 2,289
Tranche B2, term loan 6.125% 6/30/12 (c)	1,995	2,000
Tranche E, term loan 6% 10/31/10 (c)	14,813	14,850
		120,537
Broadcasting – 1.4%
Emmis Operating Co. Tranche B, term loan 6.7238%
11/10/11 (c)	9,490	9,538
Entravision Communication Corp. term loan 6.49%
3/29/13 (c)	5,970	6,007
Gray Television, Inc.:
Tranche B, term loan 6.49% 11/22/12 (c)	8,152	8,193
Tranche B2, term loan 6.48% 5/22/13 (c)	2,494	2,506
Montecito Broadcast Group LLC Tranche 1, term loan
7.7231% 1/27/13 (c)	1,995	2,025
Nexstar Broadcasting, Inc. Tranche B, term loan 6.28%
10/1/12 (c)	14,483	14,519
Paxson Communications Corp. term loan 8.3183%
1/15/12 (c)	6,000	6,120
Raycom TV Broadcasting, Inc. Tranche B, term loan 6.5%
8/28/13 (c)	5,984	5,999
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.73% 6/10/12 (c)	7,920	7,970
		62,877
Building Materials – 0.8%
Contech Construction Products, Inc., Ohio term loan
6.9267% 2/9/13 (c)	3,750	3,797
Goodman Global Holdings, Inc. Tranche C, term loan
6.625% 12/23/11 (c)	5,813	5,856
Masonite International Corp. term loan 7.106%
4/5/13 (c)	16,335	16,192
Nortek Holdings, Inc. Tranche B, term loan 6.9504%
8/27/11 (c)	11,820	11,894
		37,739
Cable TV – 10.0%
Adelphia Communications Corp. Tranche B, term loan
6.9375% 8/7/06 (c)	30,350	30,502
Charter Communications Operating LLC Tranche B, term
loan 7.755% 4/28/13 (c)	110,000	110,401
Cox Communications, Inc. term loan 5.87% 12/8/09 (c)	21,000	21,000
CSC Holdings, Inc. Tranche B, term loan 6.6643%
3/29/13 (c)	80,000	80,200
See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Cable TV – continued
DIRECTV Holdings LLC Tranche B, term loan 6.4225%
4/13/13 (c)	$ 24,347	$ 24,560
Insight Midwest Holdings LLC:
Tranche A, term loan 6.25% 6/30/09 (c)	21,503	21,530
Tranche C, term loan 7% 12/31/09 (c)	14,670	14,798
Liberty Cablevision of Puerto Rico LTC term loan 7.09%
3/1/13 (c)	5,000	5,038
Mediacom Broadband LLC/Mediacom Broadband Corp.
Tranche C, term loan 6.7861% 2/1/14 (c)	3,930	3,930
Mediacom LLC Tranche B, term loan 7.0671%
3/31/13 (c)	9,825	9,825
NTL Cable PLC term loan 10.3313% 3/3/07 (c)	17,000	17,000
PanAmSat Corp. Tranche B1, term loan 6.8998%
8/20/11 (c)	52,334	52,857
Rainbow Media Holdings, Inc. Tranche B, term loan
7.5625% 3/31/12 (c)	6,935	7,004
San Juan Cable, Inc. Tranche 1, term loan 6.84%
10/31/12 (c)	5,985	6,052
UPC Broadband Holding BV Tranche H2, term loan
7.33% 9/30/12 (c)	33,000	33,000
UPC Distribution Holdings BV Tranche F, term loan
7.83% 12/31/11 (c)	11,008	11,008
		448,705
Capital Goods 1.5%
AGCO Corp. term loan 6.7294% 7/3/09 (c)	9,286	9,356
Amsted Industries, Inc.:
term loan 7.0023% 4/5/13 (c)	4,889	4,950
Tranche DD, term loan 4/5/13 (e)	3,111	3,096
Chart Industries, Inc. Tranche B, term loan 6.625%
10/17/12 (c)	3,617	3,676
Dresser, Inc. Tranche C, term loan 7.5% 4/10/09 (c)	1,407	1,432
Flowserve Corp. term loan 6.6582% 8/10/12 (c)	11,362	11,504
Hexcel Corp. Tranche B, term loan 6.7253% 3/1/12 (c)	5,057	5,101
Invensys International Holding Ltd.:
Tranche A, term loan 7.8413% 3/5/09 (c)	1,927	1,942
Tranche B1, term loan 8.5013% 9/4/09 (c)	3,049	3,079
Mueller Group, Inc. term loan 7.263% 10/3/12 (c)	8,060	8,170
NACCO Materials Handling Group, Inc. term loan
3/21/13 (e)	2,000	2,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Capital Goods – continued
Terex Corp.:
term loan 7.7594% 12/31/09 (c)	$ 1,489	$ 1,503
Tranche B, term loan 7.2594% 7/3/09 (c)	7,309	7,382
Walter Industries, Inc. term loan 6.885% 10/3/12 (c)	4,692	4,745
		67,951
Chemicals – 3.9%
Basell USA, Inc.:
Tranche B2, term loan 7.31% 8/1/13 (c)	1,730	1,760
Tranche C2, term loan 8% 8/1/14 (c)	1,730	1,760
Brenntag AG Tranche B, term loan 7.44% 1/18/14 (c) .	4,000	4,055
Celanese AG Credit-Linked Deposit 7.3375% 4/6/09 (c)	6,000	6,090
Celanese Holding LLC term loan 6.9272% 4/6/11 (c)	39,652	40,198
Hercules, Inc. Tranche B, term loan 6.526% 10/8/10 (c)	5,397	5,424
Huntsman International LLC Tranche B, term loan
6.6794% 8/16/12 (c)	36,631	36,677
INEOS US Finance:
Tranche B, term loan 7.3392% 1/31/13 (c)	9,825	9,954
Tranche C, term loan 7.8392% 1/31/14 (c)	9,825	9,954
Innophos, Inc. Tranche B, term loan 7.2272% 8/13/10 (c)	3,788	3,826
ISP Chemco, Inc. Tranche B, term loan 6.5% 2/16/13 (c)	8,000	8,040
Mosaic Co. Tranche B, term loan 6.1934% 2/21/12 (c)	8,705	8,748
Nalco Co. Tranche B, term loan 6.6451% 11/4/10 (c) .	18,365	18,549
Rockwood Specialties Group, Inc. Tranche E, term loan
7.1256% 7/30/12 (c)	14,553	14,699
Solutia, Inc. Tranche B, term loan 8.33% 3/31/07 (c)	6,690	6,749
		176,483
Consumer Products – 1.2%
ACCO Brands Corp. Tranche B, term loan 6.6744%
8/17/12 (c)	1,963	1,972
American Achievement Corp. Tranche B, term loan
7.3435% 3/25/11 (c)	2,413	2,449
Central Garden & Pet Co. Tranche B, term loan 6.5217%
9/12/12 (c)	5,000	5,025
Jarden Corp.:
term loan 6.99% 1/24/12 (c)	6,257	6,312
Tranche B2, term loan 6.74% 1/24/12 (c)	3,274	3,295
Jostens IH Corp. Tranche C, term loan 7.3181%
10/4/11 (c)	13,843	14,016
NPI Merger Corp. term loan 7.0225% 4/21/13 (c)	5,800	5,851
Revlon Consumer Products Corp. term loan 10.8514%
7/9/10 (c)	6,750	6,927

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Consumer Products – continued
Sealy Mattress Co. Tranche D, term loan 6.6028%
4/6/12 (c)	$ 6,681	$ 6,739
Weight Watchers International, Inc.:
Tranche B, term loan 6.6461% 3/31/10 (c)	1,205	1,217
Tranche C, term loan 6.5769% 3/31/10 (c)	1,970	1,985
		55,788
Containers – 1.6%
Berry Plastics Corp. term loan 6.84% 12/2/11 (c)	2,228	2,242
BWAY Corp. Tranche B term loan 6.8125% 6/30/11 (c)	4,628	4,675
Covalence Specialty Materials Corp. Tranche B, term
loan 6.6875% 2/16/13 (c)	6,800	6,860
Crown Holdings, Inc. Tranche B, term loan 6.44%
11/15/12 (c)	4,320	4,336
Graham Packaging Holdings Co.:
Tranche B, term loan 7.375% 10/4/11 (c)	2,670	2,693
Tranche B1, term loan 7.1079% 10/4/11 (c)	16,836	16,983
Intertape Polymer, Inc. Tranche B, term loan 7.1575%
7/28/11 (c)	6,893	6,961
Owens-Illinois Group, Inc.:
Tranche A1, term loan 6.61% 4/1/07 (c)	7,761	7,752
Tranche B1, term loan 6.71% 4/1/08 (c)	5,631	5,624
Owens-Illinois, Inc. Tranche C1, term loan 6.78%
4/1/08 (c)	7,360	7,379
Solo Cup Co. Tranche B1, term loan 7.5316%
2/27/11 (c)	7,333	7,415
		72,920
Diversified Financial Services – 1.4%
Ameritrade Holding Corp. Tranche B, term loan 6.49%
1/23/13 (c)	20,000	20,050
AWAS Aviation Acquisitions Ltd. Tranche 1, term loan
6.75% 3/15/13 (c)	23,000	22,770
Global Cash Access LLC/Global Cash Access Finance
Corp. Tranche B, term loan 6.75% 3/10/10 (c)	5,694	5,744
LPL Holdings, Inc. Tranche B, term loan 8.1962%
6/28/13 (c)	10,973	11,110
Newkirk Master LP Tranche B, term loan 7.3502%
8/11/08 (c)	4,728	4,757
		64,431
Diversified Media – 0.7%
Adams Outdoor Advertising Ltd. term loan 7.0876%
10/18/12 (c)	2,908	2,948
LBI Media, Inc. Tranche B, term loan 6.7631% 3/31/12 (c)	2,300	2,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Diversified Media – continued
NextMedia Operating, Inc. Tranche 1, term loan
6.8816% 11/18/12 (c)	$ 4,358	$ 4,402
Quebecor Media, Inc. Tranche B, term loan 7.0683%
1/17/13 (c)	4,988	5,050
R.H. Donnelley Corp.:
Tranche A4, term loan 6.2738% 12/31/09 (c)	1,111	1,111
Tranche D1, term loan 6.437% 6/30/11 (c)	9,965	9,965
Thomson Media, Inc. Tranche B1, term loan 7.21%
11/8/11 (c)	3,411	3,453
		29,235
Electric Utilities – 4.3%
AES Corp. term loan 6.22% 8/10/11 (c)	5,429	5,469
Allegheny Energy Supply Co. LLC term loan 6.4138%
3/8/11 (c)	29,049	29,049
Calpine Generating Co. LLC Tranche 1, term loan
8.5756% 4/1/09 (c)	16,350	16,963
Dynegy Holdings, Inc. term loan 6.71% 4/19/12 (c)	10,000	10,038
LSP Gen Finance Co. LLC Tranche B1, term loan 8.5%
4/13/13 (c)(e)	8,650	8,693
Midwest Generation LLC term loan 6.6971%
4/27/11 (c)	903	908
Mirant North America LLC/Mirant North America
Finance Corp. term loan 6.5988% 1/3/13 (c)	15,970	16,090
NRG Energy, Inc.:
Credit-Linked Deposit 6.9794% 2/1/13 (c)	20,566	20,746
term loan 6.82% 2/1/13 (c)	81,434	82,146
Primary Energy Finance LLC term loan 6.9794%
8/24/12 (c)	1,990	1,995
		192,097
Energy – 4.1%
ATP Oil & Gas Corp. term loan 10.4707% 4/14/10 (c)	1,980	2,030
Boart Longyear Holdings, Inc. Tranche 1, term loan
7.98% 7/28/12 (c)	8,955	9,067
Buckeye Pipe Line Co. term loan 7.3104% 12/17/11 (c)	2,817	2,831
Citgo Petroleum Corp. Tranche B, term loan 6.2125%
11/15/12 (c)	13,117	13,134
Coffeyville Resources LLC:
Credit-Linked Deposit 7.3% 7/8/11 (c)	4,800	4,848
Tranche B1, term loan 7.5034% 7/8/12 (c)	7,146	7,218
Dresser-Rand Group, Inc. Tranche B, term loan 6.9235%
10/29/11 (c)	4,095	4,151

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Energy – continued
El Paso Corp.:
Credit-Linked Deposit 7.52% 11/22/09 (c)	$ 32,438	$ 32,843
term loan 7.75% 11/22/09 (c)	42,884	43,420
EPCO Holdings, Inc. Tranche C, term loan 7.0238%
8/16/10 (c)	12,870	13,031
Lyondell-Citgo Refining LP term loan 6.9794%
5/21/07 (c)	7,860	7,899
MEG Energy Corp.:
term loan 7% 4/3/13 (c)	2,500	2,522
Tranche DD, term loan 4/3/13 (e)	2,500	2,503
Petroleum Geo-Services ASA term loan 7.48%
12/16/12 (c)	6,983	7,017
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (c)	3,290	3,323
term loan 7.2565% 10/31/12 (c)	13,641	13,778
Universal Compression, Inc. term loan 6.48%
2/15/12 (c)	9,253	9,334
Vulcan/Plains Resources, Inc. term loan 6.25%
8/12/11 (c)	2,966	2,985
		181,934
Entertainment/Film 2.0%
Alliance Atlantis Communications, Inc. Tranche C, term
loan 6.4794% 12/19/11 (c)	3,960	3,985
AMC Entertainment, Inc. term loan 7.1144%
1/26/13 (c)	12,479	12,572
Cinemark USA, Inc. Tranche C, term loan 6.53%
3/31/11 (c)	10,731	10,825
MGM Holdings II, Inc. Tranche B, term loan 7.2294%
4/8/12 (c)	34,000	34,298
Regal Cinemas Corp. term loan 6.4794% 11/10/10 (c)	27,476	27,717
		89,397
Environmental – 1.3%
Allied Waste Industries, Inc.:
term loan 6.7593% 1/15/12 (c)	38,779	38,876
Tranche A, Credit-Linked Deposit 6.7734%
1/15/12 (c)	15,056	15,093
Waste Services, Inc. Tranche C, term loan 8.1733%
3/31/11 (c)	1,980	2,012
		55,981
Food and Drug Retail – 0.7%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan
7.6247% 7/30/11 (c)	31,463	31,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Food/Beverage/Tobacco – 1.6%
Bolthouse Farms, Inc. Tranche 1, term loan 7.37%
12/16/12 (c)	$ 3,990	$ 4,050
Bumble Bee Foods LLC Tranche B, term loan 6.9176%
4/20/12 (c)	3,000	3,034
Commonwealth Brands, Inc. term loan 7% 12/22/12 (c)	7,913	8,002
Constellation Brands, Inc. Tranche B, term loan 6.3613%
11/30/11 (c)	33,109	33,109
Del Monte Corp. Tranche B, term loan 6.5% 2/8/12 (c)	1,782	1,789
Doane Pet Care Co. term loan 7.1747% 10/24/12 (c)	6,776	6,784
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B,
term loan 6.9294% 12/19/10 (c)	8,755	8,853
Michael Foods, Inc. Tranche B, term loan 6.698%
11/21/10 (c)	4,548	4,594
Reddy Ice Group, Inc. term loan 6.7947% 8/12/12 (c)	2,000	2,015
		72,230
Gaming – 3.0%
Alliance Gaming Corp. term loan 8.18% 9/5/09 (c)	3,693	3,730
Ameristar Casinos, Inc. term loan 6.5% 11/10/12 (c)	4,030	4,065
BLB Worldwide Holdings, Inc. Tranche 1, term loan
6.8177% 6/30/12 (c)	7,950	8,049
Boyd Gaming Corp. term loan 6.5445% 6/30/11 (c)	13,279	13,395
Choctaw Resort Development Enterprise term loan 6.94%
11/4/11 (c)	2,233	2,253
Green Valley Ranch Gaming LLC term loan 6.9794%
12/17/11 (c)	3,688	3,721
Herbst Gaming, Inc. term loan 7.1087% 1/7/11 (c)	3,564	3,595
Isle Capri Black Hawk LLC / Isle Capri Black Hawk
Capital term loan 6.8356% 10/24/11 (c)	498	500
MGM MIRAGE Tranche A, term loan 6.2838%
4/25/10 (c)	4,000	4,010
Motor City Casino Tranche B, term loan 6.924%
7/29/12 (c)	3,056	3,063
Penn National Gaming, Inc. Tranche B, term loan
6.6617% 7/31/12 (c)	8,955	9,056
Pinnacle Entertainment, Inc. Tranche B, term loan 6.93%
12/14/11 (c)	5,350	5,377
Trump Entertainment Resorts Holdings LP Tranche B, term
loan 7.17% 5/20/12 (c)(e)	14,540	14,704
Venetian Casino Resort LLC Tranche B, term loan 6.73%
6/15/11 (c)	24,200	24,200
Venetian Macau Ltd. Tranche B, term loan:
4/7/12 (e)	7,000	7,000
7.83% 4/7/13 (c)	14,000	14,140

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Gaming – continued
Wynn Las Vegas LLC term loan 7.085% 12/14/11 (c)	$ 12,650	$ 12,777
		133,635
Healthcare 7.5%
Accellent, Inc. term loan 6.8% 11/22/12 (c)	6,065	6,088
AmeriPath, Inc. Tranche B, term loan 6.83%
10/31/12 (c)	3,000	3,030
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan
6.8374% 2/7/12 (c)	7,089	7,178
Angiotech Pharmaceuticals, Inc. term loan 6.45%
3/23/13 (c)	4,000	4,010
Community Health Systems, Inc. term loan 6.56%
8/19/11 (c)	38,026	38,264
Concentra Operating Corp. term loan 6.69%
9/30/11 (c)	7,478	7,534
CONMED Corp. Tranche B, term loan 6.68%
4/12/13 (c)	3,000	3,030
CRC Health Group, Inc. term loan 7.2294% 2/6/13 (c) .	4,000	4,045
DaVita, Inc. Tranche B, term loan 6.9456% 10/5/12 (c)	50,056	50,369
DJ Orthopedics, Inc. Tranche B, term loan 6.5625%
4/7/13 (c)	2,650	2,660
Fresenius Medical Care Holdings, Inc. Tranche B, term
loan 6.5086% 3/23/12 (c)	36,000	35,955
Gentiva Health Services, Inc. term loan 7.2688%
2/28/12 (c)	1,989	2,004
HCA, Inc. term loan 6% 11/9/09 (c)	27,800	27,696
HealthSouth Corp. term loan 8.15% 3/10/13 (c)	36,000	36,360
Iasis Healthcare LLC Tranche B, term loan 7.2637%
6/22/11 (c)	14,249	14,427
Kinetic Concepts, Inc. Tranche B2, term loan 6.73%
8/11/10 (c)	4,372	4,426
LifePoint Hospitals, Inc. Tranche B, term loan 6.185%
4/15/12 (c)	22,413	22,525
Multiplan, Inc. term loan 6.86% 4/12/13 (c)	5,960	6,020
Mylan Laboratories, Inc. Tranche B, term loan 6.5%
6/30/10 (c)	3,089	3,116
National Renal Institutes, Inc. term loan 9% 3/31/13 (c)	3,460	3,486
Psychiatric Solutions, Inc. term loan 6.36% 7/1/12 (c)	7,323	7,378
Quintiles Transnational Corp. Tranche B, term loan
6.82% 3/31/13 (c)	4,000	4,025
Renal Advantage, Inc. Tranche B, term loan 7.4246%
9/30/12 (c)	5,283	5,349
Team Health, Inc. term loan 7.27% 11/22/12 (c)	16,459	16,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Healthcare continued
U.S. Oncology, Inc. Tranche B, term loan 6.9447%
8/20/11 (c)	$ 8,529	$ 8,615
Vanguard Health Holding Co. I term loan 6.95%
9/23/11 (c)	5,777	5,849
Vicar Operating, Inc. term loan 6.5% 5/16/11 (c)	2,498	2,517
VWR Corp. Tranche B, term loan 7.34% 4/7/11 (c)	5,298	5,371
		337,868
Homebuilding/Real Estate – 2.3%
Apartment Investment & Management Co. term loan
6.36% 3/22/11 (c)	2,100	2,111
Blount, Inc. Tranche B1, term loan 6.658% 8/9/10 (c)	1,657	1,673
Capital Automotive (REIT) Tranche B, term loan 6.58%
12/16/10 (c)	8,000	8,050
CB Richard Ellis Services, Inc. term loan 6.7584%
3/31/10 (c)	8,077	8,157
General Growth Properties, Inc. Tranche A1, term loan
6.2% 2/24/10 (c)	34,000	33,873
Lion Gables Realty LP term loan 6.59% 9/30/06 (c)	12,375	12,391
Maguire Properties, Inc. Tranche B, term loan 6.5988%
3/15/10 (c)	1,622	1,626
The Rouse Co. term loan 6.25% 8/24/06 (c)	15,000	15,000
Trizec Properties, Inc. term loan 6.3144% 4/19/07 (c) .	21,000	20,974
		103,855
Hotels 0.3%
Hilton Hotels Corp. Tranche B, term loan 6.2472%
2/9/13 (c)	11,700	11,744
Insurance – 0.1%
Conseco, Inc. term loan 6.6513% 6/22/10 (c)	2,134	2,153
Leisure – 1.3%
Century Theaters, Inc. Tranche B, term loan 6.695%
3/1/13 (c)	5,640	5,696
Easton Bell Sports, Inc. Tranche B, term loan 6.8037%
3/16/12 (c)	2,630	2,656
London Arena & Waterfront Finance LLC Tranche A,
term loan 8.38% 3/8/12 (c)	3,000	3,023
Mega Bloks, Inc. Tranche B, term loan 6.9113%
7/26/12 (c)	3,960	3,985
Six Flags Theme Park, Inc. Tranche B1, term loan
7.472% 6/30/09 (c)	24,144	24,295

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Leisure – continued
Universal City Development Partners Ltd. term loan
6.9415% 6/9/11 (c)	$ 17,728	$ 17,950
Yankees Holdings LP term loan 7.3244% 6/25/07 (c)	943	943
		58,548
Metals/Mining – 1.5%
Alpha National Resources LLC/Alpha National
Resources Capital Corp. Tranche B, term loan 6.32%
10/26/12 (c)	7,980	8,010
Compass Minerals Tranche B, term loan 6.4844%
12/22/12 (c)	7,636	7,674
Foundation Pennsylvania Coal Co. Tranche B, term loan
6.6205% 7/30/11 (c)	17,605	17,847
Murray Energy Corp. Tranche 1, term loan 8%
1/28/10 (c)	2,970	3,000
Novelis, Inc. term loan 6.44% 1/7/12 (c)	14,561	14,689
Peabody Energy Corp. term loan 5.6526% 3/21/10 (c)	14,667	14,648
Stillwater Mining Co. term loan 7.25% 7/30/10 (c)	2,146	2,172
		68,040
Paper 4.4%
Appleton Papers, Inc. term loan 6.9986% 6/11/10 (c) .	3,588	3,624
Boise Cascade Holdings LLC Tranche D, term loan
6.7518% 10/26/11 (c)	22,329	22,580
Buckeye Technologies, Inc. term loan 7.006% 3/15/08 (c)	3,201	3,209
Georgia-Pacific Corp.:
Tranche 2, term loan 7.9393% 12/23/13 (c)	23,000	23,460
Tranche B, term loan 6.8847% 12/23/12 (c)	74,813	75,187
Graphic Packaging International, Inc. Tranche C, term
loan 7.4368% 8/8/10 (c)	15,413	15,606
NewPage Corp. term loan 7.96% 5/2/11 (c)	5,136	5,162
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.01% 11/1/10 (c)	4,164	4,206
Tranche B, term loan 7.193% 11/1/11 (c)	26,522	26,788
Tranche C, term loan 7.125% 11/1/11 (c)	7,840	7,919
Tranche C1, term loan 7.125% 11/1/11 (c)	2,823	2,859
Xerium Technologies, Inc. Tranche B, term loan 7.2294%
5/18/12 (c)	4,891	4,885
		195,485
Publishing/Printing – 1.9%
Caribe Information Investments, Inc. term loan 7.4036%
3/31/13 (c)	3,000	3,030
CBD Media, Inc. Tranche D, term loan 7.41%
12/31/09 (c)	5,610	5,695

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Publishing/Printing – continued
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 6.1202% 11/8/08 (c)	$ 2,647	$ 2,647
Tranche B, term loan 6.5899% 5/8/09 (c)	7,844	7,844
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.1634% 9/9/09 (c)	2,364	2,364
Tranche B, term loan 6.6137% 3/9/10 (c)	15,580	15,580
Tranche B1, term loan 6.2968% 3/10/10 (c)	15,727	15,727
Herald Media, Inc. Tranche 1, term loan 7.67%
7/22/11 (c)	2,455	2,455
Liberty Group Operating, Inc. Tranche B, term loan
7.25% 2/28/12 (c)	1,601	1,615
R.H. Donnelley Corp. Tranche D2, term loan 6.6906%
6/30/11 (c)	27,916	27,916
Sun Media Corp. Canada Tranche B, term loan
7.1256% 2/7/09 (c)	1,718	1,730
		86,603
Railroad 0.1%
RailAmerica, Inc. term loan 7.0625% 9/29/11 (c)	5,543	5,612
Restaurants 1.6%
Arby’s Restaurant Group, Inc. Tranche B, term loan
7.1812% 7/25/12 (c)	4,963	5,025
Burger King Corp. Tranche B1, term loan 6.5% 6/30/12 (c)	19,483	19,483
CKE Restaurants, Inc. term loan 6.9375% 5/1/10 (c)	1,285	1,294
Del Taco Tranche B, term loan 7.0719% 3/29/13 (c)	5,000	5,050
Domino’s, Inc. term loan 6.4557% 6/25/10 (c)	11,404	11,489
Dunkin Brands Acquisition, Inc. term loan 7.3256%
3/1/13 (c)	15,430	15,430
El Pollo Loco, Inc. Tranche B, term loan 7.56% 11/18/11 (c)	1,995	2,025
Jack in the Box, Inc. term loan 6.5193% 1/8/11 (c)	3,516	3,547
Landry’s Seafood Restaurants, Inc. term loan 6.8597%
12/28/10 (c)	6,024	6,076
		69,419
Services – 1.8%
Audatex North America, Inc. Tranche 1, term loan 7.3%
4/13/13 (c)	2,000	2,008
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
term loan 6.35% 4/19/12 (c)	4,000	4,000
CACI International, Inc. Tranche B, term loan 6.2491%
4/30/11 (c)	4,949	4,987
Coinmach Corp. Tranche B1, term loan 7.9328%
12/19/12 (c)	5,994	6,084
Coinstar, Inc. term loan 7.0298% 7/1/11 (c)	5,575	5,659

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Services – continued
Hertz Corp.:
Credit-Linked Deposit 7.18% 12/21/12 (c)	$ 1,444	$ 1,453
Tranche B, term loan 7.0171% 12/21/12 (c)	9,838	9,899
Tranche DD, term loan 12/21/12 (e)	1,693	1,699
IAP Worldwide Services, Inc. Tranche 1, term loan 8%
12/27/12 (c)	2,993	3,022
Iron Mountain, Inc.:
term loan 6.656% 4/2/11 (c)	4,938	4,975
Tranche C, term loan 6.5625% 4/2/11 (c)	11,196	11,280
JohnsonDiversey, Inc.:
Tranche B, term loan 7.2068% 12/16/11 (c)	4,055	4,111
Tranche DD, term loan 12/16/10 (e)	509	511
Rural/Metro Corp.:
Credit-Linked Deposit 7.3488% 3/4/11 (c)	408	410
term loan 7.1029% 3/4/11 (c)	1,304	1,313
The Geo Group, Inc. term loan 7% 9/14/11 (c)	1,300	1,306
United Rentals, Inc.:
term loan 7% 2/14/11 (c)	8,778	8,844
Tranche B, Credit-Linked Deposit 6.75% 2/14/11 (c) .	1,598	1,610
US Investigations Services, Inc.:
term loan 7.43% 10/14/12 (c)	5,920	6,001
Tranche C, term loan 7.43% 10/14/12 (c)	1,978	2,005
		81,177
Shipping – 0.2%
Baker Tanks, Inc.:
term loan 11/23/12 (e)	107	107
Tranche B, term loan 7.3229% 11/23/12 (c)	888	899
Horizon Lines LLC Tranche C, term loan 7.17%
7/7/11 (c)	3,783	3,825
Ozburn Hessey Holding Co. LLC term loan 7.2906%
8/9/12 (c)	2,513	2,539
		7,370
Super Retail – 0.9%
Alimentation Couche-Tard, Inc. term loan 6.7545%
12/17/10 (c)	1,560	1,576
Buhrmann US, Inc. Tranche D1, term loan 6.555%
12/31/10 (c)	5,590	5,639
Neiman Marcus Group, Inc. term loan 7.34%
4/6/13 (c)	15,190	15,342

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Floating Rate Loans (d) continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Super Retail – continued
The Pep Boys – Manny, Moe & Jack term loan 7.89%
1/27/11 (c)		$ 2,360	$ 2,398
Toys ’R’ US, Inc. term loan 7.8256% 12/9/08 (c)		17,000	17,043
			41,998
Technology – 4.3%
Affiliated Computer Services, Inc. term loan 6.4294%
3/20/13 (c)		15,327	15,422
AMI Semiconductor, Inc. term loan 6.5% 4/1/12 (c)		4,955	4,986
Anteon International Corp. term loan 6.5788%
12/31/10 (c)		6,858	6,927
Eastman Kodak Co. term loan 7.2405% 10/18/12 (c)	.	7,136	7,207
Fairchild Semiconductor Corp. Tranche B3, term loan
6.625% 12/31/10 (c)		6,893	6,970
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.3519% 3/9/11 (c)		1,985	1,987
Tranche B, term loan 6.6019% 3/9/13 (c)		33,784	33,953
Global Imaging Systems, Inc. term loan 6.3845%
5/10/10 (c)		2,702	2,715
Infor Global Solutions AG Tranche 1, term loan 7.8%
4/18/11 (c)		5,000	5,000
K & F Industries, Inc. term loan 7.169% 11/18/12 (c)		7,026	7,123
ON Semiconductor Corp. Tranche H, term loan 7.23%
12/15/11 (c)		5,913	5,972
Sensata Technologies BV term loan 6.86% 4/27/13 (c)	.	9,265	9,300
SERENA Software, Inc. term loan 7.41% 3/10/13 (c)		6,000	6,060
SSA Global Technologies, Inc. term loan 6.97%
9/22/11 (c)		3,970	4,000
SunGard Data Systems, Inc. Tranche B, term loan
7.215% 2/10/13 (c)		69,453	70,321
Verifone, Inc. Tranche B, term loan 6.8756%
6/30/11 (c)		5,858	5,888
			193,831
Telecommunications – 4.3%
Alaska Communications Systems Holding term loan
6.7294% 2/1/12 (c)		5,000	5,050
Centennial Cellular Operating Co. LLC term loan 7.214%
2/9/11 (c)		15,635	15,830
Cincinnati Bell, Inc. Tranche B, term loan 6.3587%
8/31/12 (c)		12,935	13,000
Consolidated Communications, Inc. Tranche D term loan
6.6752% 10/14/11 (c)		2,000	2,013
Intelsat Ltd. term loan 6.75% 7/28/11 (c)		26,374	26,605

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Telecommunications – continued
Iowa Telecommunication Services, Inc. Tranche B, term
loan 6.6888% 11/23/11 (c)	$ 4,000	$ 4,035
Level 3 Communications, Inc. term loan 11.8225%
12/2/11 (c)	10,000	10,500
Madison River Capital LLC/Madison River Finance Corp.
Tranche B1, term loan 7.26% 7/29/12 (c)	5,000	5,069
Nextel Partners Operating Corp. Tranche D, term loan
6.32% 5/31/12 (c)	16,364	16,364
NTELOS, Inc. Tranche B1, term loan 7.5% 8/24/11 (c) .	6,913	7,008
Qwest Corp.:
Tranche A, term loan 9.6513% 6/30/07 (c)	36,400	37,196
Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,110
Time Warner Telecom Holdings, Inc. Tranche B, term
loan 6.6826% 11/30/10 (c)	4,703	4,762
Triton PCS, Inc. term loan 8.08% 11/18/09 (c)	7,848	7,897
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 6.7531% 2/14/12 (c)	9,135	9,146
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.7819% 9/21/13 (c)	7,500	7,575
Tranche C, term loan 8.2819% 9/21/14 (c)	7,500	7,575
		190,735
Textiles & Apparel – 0.3%
Warnaco Group, Inc. term loan 6.4069% 1/31/13 (c) .	7,000	7,000
William Carter Co. term loan 6.7045% 6/29/12 (c)	8,399	8,441
		15,441

TOTAL FLOATING RATE LOANS
(Cost $3,401,701)		3,422,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Nonconvertible Bonds 12.6%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Air Transportation – 0.1%
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	$ 6,000	$ 6,000
Auto Parts Distribution – 0.0%
Ford Motor Credit Co. 5.7948% 9/28/07 (c)	2,000	1,915
Automotive 0.7%
Ford Motor Credit Co.:
5.7% 11/16/06 (c)	22,000	21,893
5.88% 3/21/07 (c)	4,000	3,930
General Motors Acceptance Corp.:
5.645% 5/18/06 (c)	2,000	2,000
6.125% 9/15/06	5,000	4,961
		32,784
Broadcasting – 0.2%
Radio One, Inc. 8.875% 7/1/11	7,000	7,324
Cable TV 2.5%
Cablevision Systems Corp. 9.62% 4/1/09 (c)	5,000	5,300
CSC Holdings, Inc.:
7.25% 7/15/08	2,000	2,020
7.875% 12/15/07	13,000	13,277
10.5% 5/15/16	2,000	2,140
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375%
3/15/13	1,963	2,100
EchoStar DBS Corp.:
5.75% 10/1/08	4,000	3,940
7.93% 10/1/08 (c)	79,285	80,871
		109,648
Chemicals – 0.1%
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	2,000	2,180
NOVA Chemicals Corp. 7.5613% 11/15/13 (c)	3,000	3,008
		5,188
Containers – 0.1%
Owens-Brockway Glass Container, Inc. 8.875%
2/15/09	3,000	3,105
Diversified Media – 0.6%
Liberty Media Corp. 6.41% 9/17/06 (c)	26,000	26,092
Electric Utilities – 0.8%
AES Corp. 8.75% 6/15/08	3,000	3,131
CMS Energy Corp. 9.875% 10/15/07	12,000	12,690
NRG Energy, Inc. 7.375% 2/1/16	9,000	9,056

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Electric Utilities – continued
TECO Energy, Inc.:
6.125% 5/1/07	$ 4,000	$ 4,000
6.68% 5/1/10 (c)	5,000	5,125
		34,002
Energy – 1.7%
El Paso Corp.:
6.5% 5/15/06 (b)	6,000	6,000
7.5% 8/15/06 (b)	2,000	2,009
7.625% 8/16/07	8,000	8,100
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,371
Parker Drilling Co. 9.57% 9/1/10 (c)	7,000	7,210
Pemex Project Funding Master Trust 6.21%
6/15/10 (b)(c)	18,000	18,432
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,120
9.5% 2/1/13	2,000	2,190
Sonat, Inc. 7.625% 7/15/11	3,000	3,060
Southern Natural Gas Co. 8.875% 3/15/10	840	890
Williams Companies, Inc. 6.99% 10/1/10 (b)(c)	17,000	17,383
Williams Companies, Inc. Credit Linked Certificate Trust
IV 7.94% 5/1/09 (b)(c)	7,000	7,158
		77,923
Entertainment/Film 0.2%
AMC Entertainment, Inc. 8.9988% 8/15/10 (c)	9,000	9,270
Food and Drug Retail – 0.2%
Rite Aid Corp. 12.5% 9/15/06	8,000	8,190
Food/Beverage/Tobacco – 0.0%
Canandaigua Brands, Inc. 8.625% 8/1/06	1,000	1,008
Gaming – 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,140
10.25% 8/1/07	2,000	2,098
Mirage Resorts, Inc. 6.75% 8/1/07	3,000	3,030
		7,268
Healthcare 0.0%
Service Corp. International (SCI) 6.5% 3/15/08	2,000	1,990
Leisure – 0.1%
Universal City Florida Holding Co. I/II 9.43% 5/1/10 (c)	5,140	5,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Metals/Mining – 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	$ 8,000	$ 7,950
10.125% 2/1/10	13,470	14,463
		22,413
Paper 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.
7.9433% 10/15/12 (c)	2,190	2,212
Publishing/Printing – 0.2%
Dex Media East LLC/Dex Media East Finance Co.
9.875% 11/15/09	6,000	6,375
R.H. Donnelley Finance Corp. III 8.875% 1/15/16 (b)	4,000	4,120
		10,495
Services – 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.576% 5/15/14 (b)(c)	1,650	1,695
Shipping – 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,030
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,403
		5,433
Super Retail – 0.3%
GSC Holdings Corp./Gamestop, Inc. 8.865%
10/1/11 (b)(c)	14,000	14,420
Technology – 0.6%
Freescale Semiconductor, Inc. 7.8183% 7/15/09 (c)	24,000	24,540
Telecommunications – 3.2%
AirGate PCS, Inc. 8.8269% 10/15/11 (c)	7,000	7,193
America Movil SA de CV 5.735% 4/27/07 (c)	1,000	1,003
Dobson Cellular Systems, Inc. 9.43% 11/1/11 (c)	8,000	8,320
Intelsat Subsidiary Holding Co. Ltd. 9.6094%
1/15/12 (c)	7,000	7,131
Qwest Communications International, Inc. 8.2488%
2/15/09 (c)	5,000	5,100
Qwest Corp. 8.16% 6/15/13 (c)	47,150	51,394
Rogers Communications, Inc.:
6.375% 3/1/14	3,000	2,925
8.035% 12/15/10 (c)	38,450	39,604
Rural Cellular Corp.:
8.25% 3/15/12	6,000	6,300

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments continued

Nonconvertible Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Telecommunications – continued
Rural Cellular Corp.: – continued
9.41% 3/15/10 (c)		$ 13,000	$ 13,390
Time Warner Telecom Holdings, Inc. 8.7488%
2/15/11 (c)		1,000	1,020
			143,380
Textiles & Apparel – 0.1%
Levi Strauss & Co. 9.74% 4/1/12 (c)		2,000	2,083
TOTAL NONCONVERTIBLE BONDS
(Cost $556,553)			563,672
U.S. Treasury Obligations 0.4%

U.S. Treasury Notes 3.375% 2/28/07
(Cost $16,964)		17,000	16,783
Money Market Funds 10.6%
		Shares
Fidelity Cash Central Fund, 4.8% (a)		311,278,091	311,278
Fidelity Money Market Central Fund, 4.96% (a)		162,842,923	162,843
TOTAL MONEY MARKET FUNDS
(Cost $474,121)			474,121
Cash Equivalents 0.5%
		Maturity
		Amount (000s)
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
4.69%, dated 4/28/06 due 5/1/06)
(Cost $22,696)		22,705	22,696
TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $4,472,035)			4,499,359

NET OTHER ASSETS – (0.4)%			(17,033)
NET ASSETS 100%			$ 4,482,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers
At the period end, the value of these
securities amounted to $71,217,000 or
1.6% of net assets.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

(e) Position or a portion of the position
represents an unfunded loan
commitment. At period end, the total
principal amount and market value of
unfunded commitments totaled
$24,605,000 and $24,703,000,
respectively. The coupon rate will be
determined at time of settlement.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 9,727
Fidelity Money Market Central Fund	3,873
Total	$ 13,600

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $3,375,000 of which $1,297,000 and $2,078,000 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		April 30, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $22,696) See accompanying
schedule:
Unaffiliated issuers (cost $3,997,914)	$ 4,025,238
Affiliated Central Funds (cost $474,121)	474,121
Total Investments (cost $4,472,035)		$ 4,499,359
Cash		2,933
Receivable for investments sold		178,605
Receivable for fund shares sold		14,632
Interest receivable		33,439
Prepaid expenses		12
Other affiliated receivables		1
Total assets		4,728,981

Liabilities
Payable for investments purchased	$ 227,351
Payable for fund shares redeemed	11,550
Distributions payable	4,041
Accrued management fee	2,489
Distribution fees payable	563
Other affiliated payables	555
Other payables and accrued expenses	106
Total liabilities		246,655

Net Assets		$ 4,482,326
Net Assets consist of:
Paid in capital		$ 4,452,029
Undistributed net investment income		3,882
Accumulated undistributed net realized gain (loss) on
investments		(909)
Net unrealized appreciation (depreciation) on
investments		27,324
Net Assets		$ 4,482,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	April 30, 2006
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($304,171 ÷ 30,488 shares)	$ 9.98

Maximum offering price per share (100/96.25 of $9.98)	$ 10.37
Class T:
Net Asset Value and redemption price per share
($497,756 ÷ 49,940 shares)	$ 9.97

Maximum offering price per share (100/97.25 of $9.97)	$ 10.25
Class B:
Net Asset Value and offering price per share
($155,301 ÷ 15,582 shares)A	$ 9.97

Class C:
Net Asset Value and offering price per share
($491,768 ÷ 49,299 shares)A	$ 9.98

Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per
share ($2,743,397 ÷ 275,232 shares)	$ 9.97

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($289,933 ÷ 29,100 shares)	$ 9.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006

Investment Income
Interest		$ 124,240
Income from affiliated Central Funds		13,600
Total income		137,840

Expenses
Management fee	$ 14,644
Transfer agent fees	2,626
Distribution fees	3,510
Accounting fees and expenses	676
Independent trustees’ compensation	9
Custodian fees and expenses	51
Registration fees	153
Audit	70
Legal	29
Interest	4
Miscellaneous	45
Total expenses before reductions	21,817
Expense reductions	(50)	21,767

Net investment income		116,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,636
Change in net unrealized appreciation (depreciation) on
investment securities		1,910
Net gain (loss)		4,546
Net increase (decrease) in net assets resulting
from operations		$ 120,619

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30,	October 31,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 116,073	$ 168,450
Net realized gain (loss)	2,636	2,418
Change in net unrealized appreciation (depreciation) .	1,910	(9,021)
Net increase (decrease) in net assets resulting
from operations	120,619	161,847
Distributions to shareholders from net investment income .	(113,803)	(166,193)
Distributions to shareholders from net realized gain	—	(3,785)
Total distributions	(113,803)	(169,978)
Share transactions - net increase (decrease)	184,412	740,096
Redemption fees	110	399
Total increase (decrease) in net assets	191,338	732,364

Net Assets
Beginning of period	4,290,988	3,558,624
End of period (including undistributed net investment
income of $3,882 and undistributed net investment
income of $1,612, respectively)	$ 4,482,326	$ 4,290,988

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.96	$ 9.97	$ 9.88	$ 9.45	$ 9.70	$ 9.94
Income from Investment
Operations
Net investment
incomeE	.263	.404	.285	.292	.352	.580
Net realized and un
realized gain (loss)	.014	(.008)	.098	.447	(.264)	(.185)
Total from investment
operations	.277	.396	.383	.739	.088	.395
Distributions from net
investment income	(.257)	(.397)	(.295)	(.311)	(.339)	(.638)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.257)	(.407)	(.295)	(.311)	(.339)	(.638)
Redemption fees added
to paid in capitalE	—G	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.98	$ 9.96	$ 9.97	$ 9.88	$ 9.45	$ 9.70
Total ReturnB,C,D	2.81%	4.05%	3.96%	7.95%	.90%	4.08%
Ratios to Average Net AssetsF
Expenses before
reductions	1.06%A	1.06%	1.08%	1.10%	1.12%	1.14%
Expenses net of fee
waivers, if any	1.06%A	1.06%	1.08%	1.10%	1.10%	.99%
Expenses net of all
reductions	1.06%A	1.06%	1.08%	1.09%	1.09%	.98%
Net investment
income	5.31%A	4.05%	2.90%	3.04%	3.64%	5.93%
Supplemental Data
Net assets, end of
period (in millions)	$ 304	$ 312	$ 299	$ 88	$ 37	$ 41
Portfolio turnover
rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Financial Highlights Class T
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Income from Investment
Operations
Net investment
incomeE	.259	.396	.276	.285	.342	.573
Net realized and un
realized gain (loss)	.015	(.007)	.098	.446	(.263)	(.195)
Total from investment
operations	.274	.389	.374	.731	.079	.378
Distributions from net
investment income	(.254)	(.390)	(.286)	(.303)	(.330)	(.631)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.254)	(.400)	(.286)	(.303)	(.330)	(.631)
Redemption fees added
to paid in capitalE	—G	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.97	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69
Total ReturnB,C,D	2.78%	3.98%	3.87%	7.87%	.80%	3.90%
Ratios to Average Net AssetsF
Expenses before
reductions	1.12%A	1.13%	1.17%	1.18%	1.20%	1.22%
Expenses net of fee
waivers, if any	1.12%A	1.13%	1.17%	1.18%	1.19%	1.06%
Expenses net of all
reductions	1.12%A	1.13%	1.17%	1.18%	1.19%	1.06%
Net investment
income	5.25%A	3.98%	2.81%	2.96%	3.54%	5.86%
Supplemental Data
Net assets, end of
period (in millions)	$ 498	$ 511	$ 389	$ 113	$ 75	$ 76
Portfolio turnover
rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Income from Investment
Operations
Net investment
incomeE	.234	.346	.231	.243	.298	.525
Net realized and un
realized gain (loss)	.014	(.008)	.096	.444	(.263)	(.194)
Total from investment
operations	.248	.338	.327	.687	.035	.331
Distributions from net
investment income	(.228)	(.339)	(.239)	(.259)	(.286)	(.584)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.228)	(.349)	(.239)	(.259)	(.286)	(.584)
Redemption fees added
to paid in capitalE	—G	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.97	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69
Total ReturnB,C,D	2.52%	3.46%	3.38%	7.38%	.35%	3.42%
Ratios to Average Net AssetsF
Expenses before
reductions	1.64%A	1.64%	1.65%	1.64%	1.65%	1.66%
Expenses net of fee
waivers, if any	1.64%A	1.64%	1.65%	1.63%	1.64%	1.54%
Expenses net of all
reductions	1.64%A	1.64%	1.65%	1.63%	1.64%	1.54%
Net investment
income	4.73%A	3.47%	2.33%	2.50%	3.09%	5.38%
Supplemental Data
Net assets, end of
period (in millions)	$ 155	$ 173	$ 184	$ 134	$ 118	$ 125
Portfolio turnover
rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Class C
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.96	$ 9.97	$ 9.87	$ 9.45	$ 9.70	$ 9.94
Income from Investment
Operations
Net investment
incomeE	.232	.341	.224	.235	.290	.516
Net realized and un
realized gain (loss)	.014	(.008)	.107	.434	(.263)	(.184)
Total from investment
operations	.246	.333	.331	.669	.027	.332
Distributions from net
investment income	(.226)	(.334)	(.233)	(.251)	(.278)	(.575)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.226)	(.344)	(.233)	(.251)	(.278)	(.575)
Redemption fees added
to paid in capitalE	—G	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.98	$ 9.96	$ 9.97	$ 9.87	$ 9.45	$ 9.70
Total ReturnB,C,D	2.49%	3.40%	3.41%	7.18%	.26%	3.42%
Ratios to Average Net AssetsF
Expenses before
reductions	1.69%A	1.69%	1.71%	1.72%	1.73%	1.75%
Expenses net of fee
waivers, if any	1.69%A	1.69%	1.71%	1.71%	1.73%	1.64%
Expenses net of all
reductions	1.69%A	1.69%	1.71%	1.71%	1.73%	1.63%
Net investment
income	4.68%A	3.42%	2.27%	2.42%	3.00%	5.28%
Supplemental Data
Net assets, end of
period (in millions)	$ 492	$ 539	$ 524	$ 269	$ 235	$ 278
Portfolio turnover
rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Highlights Fidelity Floating Rate High Income Fund
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002G
Selected Per Share Data
Net asset value, beginning
of period	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.52
Income from Investment
Operations
Net investment incomeD	.274	.427	.309	.311	.040
Net realized and
unrealized gain (loss)	.015	(.008)	.099	.450	(.084)
Total from investment
operations	.289	.419	.408	.761	(.044)
Distributions from net
investment income	(.269)	(.420)	(.320)	(.333)	(.037)
Distributions from net
realized gain	—	(.010)	—	—	—
Total distributions	(.269)	(.430)	(.320)	(.333)	(.037)
Redemption fees added to
paid in capitalD	—F	.001	.002	.002	.001
Net asset value, end of
period	$ 9.97	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Total ReturnB,C	2.94%	4.30%	4.22%	8.20%	(.45)%
Ratios to Average Net AssetsE
Expenses before
reductions	.82%A	.82%	.84%	.86%	1.15%A
Expenses net of fee
waivers, if any	.82%A	.82%	.84%	.86%	.95%A
Expenses net of all
reductions	82%A	.82%	.84%	.86%	.94%A
Net investment income .	5.55%A	4.29%	3.14%	3.27%	3.99%A
Supplemental Data
Net assets, end of period
(in millions)	$ 2,743	$ 2,471	$ 1,982	$ 811	$ 18
Portfolio turnover rate	68%A	66%	61%	55%	77%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.
G For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Financial Highlights Institutional Class

	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.95	$ 9.96	$ 9.86	$ 9.44	$ 9.69	$ 9.94
Income from Investment
Operations
Net investment
incomeD	.273	.424	.304	.312	.365	.590
Net realized and un
realized gain (loss)	.005	(.007)	.110	.436	(.262)	(.193)
Total from investment
operations	.278	.417	.414	.748	.103	.397
Distributions from net
investment income	(.268)	(.418)	(.316)	(.330)	(.354)	(.650)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.268)	(.428)	(.316)	(.330)	(.354)	(.650)
Redemption fees added
to paid in capitalD	—F	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.96	$ 9.95	$ 9.96	$ 9.86	$ 9.44	$ 9.69
Total ReturnB,C	2.82%	4.27%	4.29%	8.06%	1.06%	4.11%
Ratios to Average Net AssetsE
Expenses before
reductions	.85%A	.85%	.87%	.90%	.94%	1.02%
Expenses net of fee
waivers, if any	.85%A	.85%	.87%	.89%	.94%	.87%
Expenses net of all
reductions	.84%A	.85%	.87%	.89%	.93%	.87%
Net investment
income	5.53%A	4.26%	3.11%	3.24%	3.79%	6.05%
Supplemental Data
Net assets, end of
period (in millions)	$ 290	$ 285	$ 182	$ 36	$ 18	$ 7
Portfolio turnover rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income, and Institutional Class shares, each of which has equal rights as to assets and voting privi leges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

38

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The fund earns certain fees in connection with its floating rate loan purchasing activites. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,909
Unrealized depreciation	(3,326)
Net unrealized appreciation (depreciation)	$ 27,583
Cost for federal income tax purposes	$ 4,471,776

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

39 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short term securities, aggregated $1,472,312 and $1,288,547, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

40

4. Fees and Other Transactions with Affiliates continued
Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class’ average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 230	$ 4
Class T	0%	.25%	639	4
Class B	.55%	.15%	575	453
Class C	.55%	.25%	2,066	532
			$ 3,510	$ 993

Sales Load. FDC receives a front end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 64
Class T	23
Class B*	193
Class C*	127
$ 407

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

41 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Floating Rate High Income Fund shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 279	.18*
Class T	371	.15*
Class B	172	.21*
Class C	419	.16*
Fidelity Floating Rate High Income Fund	1,212	.09*
Institutional Class	173	.12*
	$ 2,626

* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

42

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $16,971. The weighted average interest rate was 4.25% . At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

Through arrangements with the fund’s custodian credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expense by $47, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class C	1
Fidelity Floating Rate High Income Fund	2
$ 3

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

43 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 7,907	$ 12,889
Class T	13,022	18,576
Class B	3,763	6,130
Class C	11,701	18,615
Fidelity Floating Rate High Income Fund	69,653	99,532
Institutional Class	7,757	10,451
Total	$ 113,803	$ 166,193
From net realized gain
Class A	$ —	$ 311
Class T	—	412
Class B	—	184
Class C	—	543
Fidelity Floating Rate High Income Fund	—	2,131
Institutional Class	—	204
Total	$ —	$ 3,785

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44

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	6,078	17,372	$ 60,628	$ 173,298
Reinvestment of
distributions	578	972	5,763	9,697
Shares redeemed	(7,484)	(17,054)	(74,656)	(170,023)
Net increase (decrease)	(828)	1,290	$ (8,265)	$ 12,972
Class T
Shares sold	9,483	30,403	$ 94,487	$ 302,938
Reinvestment of
distributions	1,169	1,707	11,651	17,036
Shares redeemed	(12,079)	(19,747)	(120,387)	(196,695)
Net increase (decrease)	(1,427)	12,363	$ (14,249)	$ 123,279
Class B
Shares sold	701	3,269	$ 6,991	$ 32,570
Reinvestment of
distributions	279	468	2,777	4,667
Shares redeemed	(2,814)	(4,746)	(28,041)	(47,274)
Net increase (decrease)	(1,834)	(1,009)	$ (18,273)	$ (10,037)
Class C
Shares sold	4,189	18,049	$ 41,774	$ 180,076
Reinvestment of
distributions	797	1,287	7,949	12,828
Shares redeemed	(9,793)	(17,764)	(97,674)	(177,066)
Net increase (decrease)	(4,807)	1,572	$ (47,951)	$ 15,838
Fidelity Floating Rate
High Income Fund
Shares sold	69,233	151,558	$ 689,998	$ 1,511,153
Reinvestment of
distributions	5,969	8,742	59,494	87,090
Shares redeemed	(48,259)	(110,895)	(480,835)	(1,103,883)
Net increase (decrease)	26,943	49,405	$ 268,657	$ 494,360
Institutional Class
Shares sold	7,118	21,744	$ 70,914	$ 216,646
Reinvestment of
distributions	342	444	3,407	4,394
Shares redeemed	(7,008)	(11,790)	(69,828)	(117,356)
Net increase (decrease)	452	10,398	$ 4,493	$ 103,684

45 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, includ ing the schedule of investments as of April 30, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended April 30, 2006 and for the year ended October 31, 2005, and the financial highlights for the six months ended April 30, 2006 and each of the five years in the period ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of April 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2006, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended April 30, 2006 and for the year ended October 31, 2005, and its financial highlights for the six months ended April 30, 2006 and each of the five years in the period ended October 31, 2005, in conform ity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts June 20, 2006

Semiannual Report 46

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

48

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

49 Semiannual Report

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50

51 Semiannual Report

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52

53 Semiannual Report

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54

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity International
Investment Advisors
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agents
Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

AFRI-USAN-0606 1.784878.103

Fidelity Floating Rate High Income Fund (A Class of Fidelity® Advisor Floating Rate High Income Fund)

Semiannual Report April 30, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.

Shareholder Expense	4	An example of shareholder expenses.
Example

Investment Changes	6	A summary of major shifts in the fund’s
		investments over the past six months.

Investments	8	A complete list of the fund’s investments
		with their market values.

Financial Statements	28	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.

Notes	38	Notes to the financial statements.

Report of Independent	46
Registered Public
Accounting Firm

Board Approval of	48
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies,
Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

Although many securities markets made gains in early 2006, there is only one certainty when it comes to investing: There is no sure thing. There are, however, a number of time tested, fundamental investment principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets’ inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets’ best days can significantly diminish investor returns. Patience also affords the benefits of compounding of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn’t eliminate risk, it can considerably lessen the effect of short term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio’s long term success. The right mix of stocks, bonds and cash aligned to your particular risk tolerance and investment objective is very important. Age appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities which historically have been the best performing asset class over time is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more stable fixed investments (bonds or savings plans).

A third investment principle investing regularly can help lower the average cost of your purchases. Invest ing a certain amount of money each month or quarter helps ensure you won’t pay for all your shares at market highs. This strategy known as dollar cost averaging also reduces unconstructive “emotion” from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b 1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006).

Actual Expenses

The first line of the table below for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the esti mate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

4

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	November 1, 2005
	November 1, 2005	April 30, 2006	to April 30, 2006
Class A
Actual	$ 1,000.00	$ 1,028.10	$ 5.33
HypotheticalA	$ 1,000.00	$ 1,019.54	$ 5.31
Class T
Actual	$ 1,000.00	$ 1,027.80	$ 5.63
HypotheticalA	$ 1,000.00	$ 1,019.24	$ 5.61
Class B
Actual	$ 1,000.00	$ 1,025.20	$ 8.24
HypotheticalA	$ 1,000.00	$ 1,016.66	$ 8.20
Class C
Actual	$ 1,000.00	$ 1,024.90	$ 8.48
HypotheticalA	$ 1,000.00	$ 1,016.41	$ 8.45
Fidelity Floating Rate High
Income Fund
Actual	$ 1,000.00	$ 1,029.40	$ 4.13
HypotheticalA	$ 1,000.00	$ 1,020.73	$ 4.11
Institutional Class
Actual	$ 1,000.00	$ 1,028.20	$ 4.27
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26

A 5% return per year before expenses

* Expenses are equal to each Class’ annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period).

Annualized
Expense Ratio
Class A	1.06%
Class T	1.12%
Class B	1.64%
Class C	1.69%
Fidelity Floating Rate High Income Fund	82%
Institutional Class	85%

5 Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2006
(by issuer, excluding cash equivalents)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
NRG Energy, Inc.	2.5	0.4
Charter Communications Operating LLC	2.5	2.8
Qwest Corp.	2.2	2.0
Georgia Pacific Corp.	2.2	0.5
CSC Holdings, Inc.	2.2	0.3
	11.6
Top Five Market Sectors as of April 30, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Cable TV	12.5	12.8
Healthcare	7.5	7.3
Telecommunications	7.5	8.1
Energy	5.8	7.1
Electric Utilities	5.1	4.5

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

Semiannual Report 6

7 Semiannual Report

Investments April 30, 2006
Showing Percentage of Net Assets

Floating Rate Loans (d) 76.3%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Aerospace – 0.4%
DRS Technologies, Inc. term loan 6.444% 1/31/13 (c)	$ 1,730	$ 1,747
Mid-Western Aircraft Systems, Inc. Tranche B, term loan
7.3183% 12/31/11 (c)	14,074	14,267
Transdigm, Inc. term loan:
7.1513% 7/22/10 (c)	1,564	1,583
10.22% 11/10/11 (c)	2,000	2,015
		19,612
Air Transportation – 0.9%
Delta Air Lines, Inc. Tranche B, term loan 11.01%
3/16/08 (c)	3,290	3,380
UAL Corp.:
Tranche B, term loan 8.625% 2/1/12 (c)	21,000	21,315
Tranche DD, term loan 8.75% 2/1/12 (c)	3,000	3,045
US Airways Group, Inc. term loan 8.5% 3/31/11 (c)	11,000	11,138
		38,878
Automotive 2.7%
Accuride Corp. term loan 7.1875% 1/31/12 (c)	3,277	3,314
Advance Auto Parts, Inc. Tranche B, term loan 6.3727%
9/30/10 (c)	2,974	2,981
AM General LLC Tranche B1, term loan 9.5459%
11/1/11 (c)	1,750	1,789
Dana Corp. term loan 7.22% 4/13/08 (c)	11,120	11,190
Delphi Corp.:
revolver loan 11.75% 6/18/09 (c)(e)	2,000	2,070
Tranche B, term loan:
7.375% 10/8/07 (c)	14,690	14,910
13.25% 6/14/11 (c)	16,998	17,677
Enersys Capital, Inc. term loan 6.8232% 3/17/11 (c)	983	994
Federal-Mogul Financing Trust term loan 6.8125%
12/9/06 (c)	8,700	8,754
Goodyear Tire & Rubber Co. Tranche 1, Credit-Linked
Deposit 6.4% 4/30/10 (c)	19,820	19,993
Mark IV Industries, Inc. Tranche B, term loan 7.9655%
6/23/11 (c)	2,937	2,970
Rexnord Corp. term loan 7.1056% 12/31/11 (c)	2,678	2,722
Tenneco Auto, Inc.:
Tranche B, term loan 7.02% 12/12/10 (c)	3,042	3,087
Tranche B1, Credit-Linked Deposit 7.0756%
12/12/10 (c)	1,336	1,356
Travelcenters of America, Inc. Tranche B, term loan
6.6199% 12/1/11 (c)	7,554	7,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Automotive continued
TRW Automotive Holdings Corp.:
Tranche B, term loan 6.25% 6/30/12 (c)	$ 2,283	$ 2,289
Tranche B2, term loan 6.125% 6/30/12 (c)	1,995	2,000
Tranche E, term loan 6% 10/31/10 (c)	14,813	14,850
		120,537
Broadcasting – 1.4%
Emmis Operating Co. Tranche B, term loan 6.7238%
11/10/11 (c)	9,490	9,538
Entravision Communication Corp. term loan 6.49%
3/29/13 (c)	5,970	6,007
Gray Television, Inc.:
Tranche B, term loan 6.49% 11/22/12 (c)	8,152	8,193
Tranche B2, term loan 6.48% 5/22/13 (c)	2,494	2,506
Montecito Broadcast Group LLC Tranche 1, term loan
7.7231% 1/27/13 (c)	1,995	2,025
Nexstar Broadcasting, Inc. Tranche B, term loan 6.28%
10/1/12 (c)	14,483	14,519
Paxson Communications Corp. term loan 8.3183%
1/15/12 (c)	6,000	6,120
Raycom TV Broadcasting, Inc. Tranche B, term loan 6.5%
8/28/13 (c)	5,984	5,999
Spanish Broadcasting System, Inc. Tranche 1, term loan
6.73% 6/10/12 (c)	7,920	7,970
		62,877
Building Materials – 0.8%
Contech Construction Products, Inc., Ohio term loan
6.9267% 2/9/13 (c)	3,750	3,797
Goodman Global Holdings, Inc. Tranche C, term loan
6.625% 12/23/11 (c)	5,813	5,856
Masonite International Corp. term loan 7.106%
4/5/13 (c)	16,335	16,192
Nortek Holdings, Inc. Tranche B, term loan 6.9504%
8/27/11 (c)	11,820	11,894
		37,739
Cable TV – 10.0%
Adelphia Communications Corp. Tranche B, term loan
6.9375% 8/7/06 (c)	30,350	30,502
Charter Communications Operating LLC Tranche B, term
loan 7.755% 4/28/13 (c)	110,000	110,401
Cox Communications, Inc. term loan 5.87% 12/8/09 (c)	21,000	21,000
CSC Holdings, Inc. Tranche B, term loan 6.6643%
3/29/13 (c)	80,000	80,200
See accompanying notes which are an integral part of the financial statements.

9	Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Cable TV – continued
DIRECTV Holdings LLC Tranche B, term loan 6.4225%
4/13/13 (c)	$ 24,347	$ 24,560
Insight Midwest Holdings LLC:
Tranche A, term loan 6.25% 6/30/09 (c)	21,503	21,530
Tranche C, term loan 7% 12/31/09 (c)	14,670	14,798
Liberty Cablevision of Puerto Rico LTC term loan 7.09%
3/1/13 (c)	5,000	5,038
Mediacom Broadband LLC/Mediacom Broadband Corp.
Tranche C, term loan 6.7861% 2/1/14 (c)	3,930	3,930
Mediacom LLC Tranche B, term loan 7.0671%
3/31/13 (c)	9,825	9,825
NTL Cable PLC term loan 10.3313% 3/3/07 (c)	17,000	17,000
PanAmSat Corp. Tranche B1, term loan 6.8998%
8/20/11 (c)	52,334	52,857
Rainbow Media Holdings, Inc. Tranche B, term loan
7.5625% 3/31/12 (c)	6,935	7,004
San Juan Cable, Inc. Tranche 1, term loan 6.84%
10/31/12 (c)	5,985	6,052
UPC Broadband Holding BV Tranche H2, term loan
7.33% 9/30/12 (c)	33,000	33,000
UPC Distribution Holdings BV Tranche F, term loan
7.83% 12/31/11 (c)	11,008	11,008
		448,705
Capital Goods 1.5%
AGCO Corp. term loan 6.7294% 7/3/09 (c)	9,286	9,356
Amsted Industries, Inc.:
term loan 7.0023% 4/5/13 (c)	4,889	4,950
Tranche DD, term loan 4/5/13 (e)	3,111	3,096
Chart Industries, Inc. Tranche B, term loan 6.625%
10/17/12 (c)	3,617	3,676
Dresser, Inc. Tranche C, term loan 7.5% 4/10/09 (c)	1,407	1,432
Flowserve Corp. term loan 6.6582% 8/10/12 (c)	11,362	11,504
Hexcel Corp. Tranche B, term loan 6.7253% 3/1/12 (c)	5,057	5,101
Invensys International Holding Ltd.:
Tranche A, term loan 7.8413% 3/5/09 (c)	1,927	1,942
Tranche B1, term loan 8.5013% 9/4/09 (c)	3,049	3,079
Mueller Group, Inc. term loan 7.263% 10/3/12 (c)	8,060	8,170
NACCO Materials Handling Group, Inc. term loan
3/21/13 (e)	2,000	2,015

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Capital Goods – continued
Terex Corp.:
term loan 7.7594% 12/31/09 (c)	$ 1,489	$ 1,503
Tranche B, term loan 7.2594% 7/3/09 (c)	7,309	7,382
Walter Industries, Inc. term loan 6.885% 10/3/12 (c)	4,692	4,745
		67,951
Chemicals – 3.9%
Basell USA, Inc.:
Tranche B2, term loan 7.31% 8/1/13 (c)	1,730	1,760
Tranche C2, term loan 8% 8/1/14 (c)	1,730	1,760
Brenntag AG Tranche B, term loan 7.44% 1/18/14 (c) .	4,000	4,055
Celanese AG Credit-Linked Deposit 7.3375% 4/6/09 (c)	6,000	6,090
Celanese Holding LLC term loan 6.9272% 4/6/11 (c)	39,652	40,198
Hercules, Inc. Tranche B, term loan 6.526% 10/8/10 (c)	5,397	5,424
Huntsman International LLC Tranche B, term loan
6.6794% 8/16/12 (c)	36,631	36,677
INEOS US Finance:
Tranche B, term loan 7.3392% 1/31/13 (c)	9,825	9,954
Tranche C, term loan 7.8392% 1/31/14 (c)	9,825	9,954
Innophos, Inc. Tranche B, term loan 7.2272% 8/13/10 (c)	3,788	3,826
ISP Chemco, Inc. Tranche B, term loan 6.5% 2/16/13 (c)	8,000	8,040
Mosaic Co. Tranche B, term loan 6.1934% 2/21/12 (c)	8,705	8,748
Nalco Co. Tranche B, term loan 6.6451% 11/4/10 (c) .	18,365	18,549
Rockwood Specialties Group, Inc. Tranche E, term loan
7.1256% 7/30/12 (c)	14,553	14,699
Solutia, Inc. Tranche B, term loan 8.33% 3/31/07 (c)	6,690	6,749
		176,483
Consumer Products – 1.2%
ACCO Brands Corp. Tranche B, term loan 6.6744%
8/17/12 (c)	1,963	1,972
American Achievement Corp. Tranche B, term loan
7.3435% 3/25/11 (c)	2,413	2,449
Central Garden & Pet Co. Tranche B, term loan 6.5217%
9/12/12 (c)	5,000	5,025
Jarden Corp.:
term loan 6.99% 1/24/12 (c)	6,257	6,312
Tranche B2, term loan 6.74% 1/24/12 (c)	3,274	3,295
Jostens IH Corp. Tranche C, term loan 7.3181%
10/4/11 (c)	13,843	14,016
NPI Merger Corp. term loan 7.0225% 4/21/13 (c)	5,800	5,851
Revlon Consumer Products Corp. term loan 10.8514%
7/9/10 (c)	6,750	6,927

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Consumer Products – continued
Sealy Mattress Co. Tranche D, term loan 6.6028%
4/6/12 (c)	$ 6,681	$ 6,739
Weight Watchers International, Inc.:
Tranche B, term loan 6.6461% 3/31/10 (c)	1,205	1,217
Tranche C, term loan 6.5769% 3/31/10 (c)	1,970	1,985
		55,788
Containers – 1.6%
Berry Plastics Corp. term loan 6.84% 12/2/11 (c)	2,228	2,242
BWAY Corp. Tranche B term loan 6.8125% 6/30/11 (c)	4,628	4,675
Covalence Specialty Materials Corp. Tranche B, term
loan 6.6875% 2/16/13 (c)	6,800	6,860
Crown Holdings, Inc. Tranche B, term loan 6.44%
11/15/12 (c)	4,320	4,336
Graham Packaging Holdings Co.:
Tranche B, term loan 7.375% 10/4/11 (c)	2,670	2,693
Tranche B1, term loan 7.1079% 10/4/11 (c)	16,836	16,983
Intertape Polymer, Inc. Tranche B, term loan 7.1575%
7/28/11 (c)	6,893	6,961
Owens-Illinois Group, Inc.:
Tranche A1, term loan 6.61% 4/1/07 (c)	7,761	7,752
Tranche B1, term loan 6.71% 4/1/08 (c)	5,631	5,624
Owens-Illinois, Inc. Tranche C1, term loan 6.78%
4/1/08 (c)	7,360	7,379
Solo Cup Co. Tranche B1, term loan 7.5316%
2/27/11 (c)	7,333	7,415
		72,920
Diversified Financial Services – 1.4%
Ameritrade Holding Corp. Tranche B, term loan 6.49%
1/23/13 (c)	20,000	20,050
AWAS Aviation Acquisitions Ltd. Tranche 1, term loan
6.75% 3/15/13 (c)	23,000	22,770
Global Cash Access LLC/Global Cash Access Finance
Corp. Tranche B, term loan 6.75% 3/10/10 (c)	5,694	5,744
LPL Holdings, Inc. Tranche B, term loan 8.1962%
6/28/13 (c)	10,973	11,110
Newkirk Master LP Tranche B, term loan 7.3502%
8/11/08 (c)	4,728	4,757
		64,431
Diversified Media – 0.7%
Adams Outdoor Advertising Ltd. term loan 7.0876%
10/18/12 (c)	2,908	2,948
LBI Media, Inc. Tranche B, term loan 6.7631% 3/31/12 (c)	2,300	2,306

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Diversified Media – continued
NextMedia Operating, Inc. Tranche 1, term loan
6.8816% 11/18/12 (c)	$ 4,358	$ 4,402
Quebecor Media, Inc. Tranche B, term loan 7.0683%
1/17/13 (c)	4,988	5,050
R.H. Donnelley Corp.:
Tranche A4, term loan 6.2738% 12/31/09 (c)	1,111	1,111
Tranche D1, term loan 6.437% 6/30/11 (c)	9,965	9,965
Thomson Media, Inc. Tranche B1, term loan 7.21%
11/8/11 (c)	3,411	3,453
		29,235
Electric Utilities – 4.3%
AES Corp. term loan 6.22% 8/10/11 (c)	5,429	5,469
Allegheny Energy Supply Co. LLC term loan 6.4138%
3/8/11 (c)	29,049	29,049
Calpine Generating Co. LLC Tranche 1, term loan
8.5756% 4/1/09 (c)	16,350	16,963
Dynegy Holdings, Inc. term loan 6.71% 4/19/12 (c)	10,000	10,038
LSP Gen Finance Co. LLC Tranche B1, term loan 8.5%
4/13/13 (c)(e)	8,650	8,693
Midwest Generation LLC term loan 6.6971%
4/27/11 (c)	903	908
Mirant North America LLC/Mirant North America
Finance Corp. term loan 6.5988% 1/3/13 (c)	15,970	16,090
NRG Energy, Inc.:
Credit-Linked Deposit 6.9794% 2/1/13 (c)	20,566	20,746
term loan 6.82% 2/1/13 (c)	81,434	82,146
Primary Energy Finance LLC term loan 6.9794%
8/24/12 (c)	1,990	1,995
		192,097
Energy – 4.1%
ATP Oil & Gas Corp. term loan 10.4707% 4/14/10 (c)	1,980	2,030
Boart Longyear Holdings, Inc. Tranche 1, term loan
7.98% 7/28/12 (c)	8,955	9,067
Buckeye Pipe Line Co. term loan 7.3104% 12/17/11 (c)	2,817	2,831
Citgo Petroleum Corp. Tranche B, term loan 6.2125%
11/15/12 (c)	13,117	13,134
Coffeyville Resources LLC:
Credit-Linked Deposit 7.3% 7/8/11 (c)	4,800	4,848
Tranche B1, term loan 7.5034% 7/8/12 (c)	7,146	7,218
Dresser-Rand Group, Inc. Tranche B, term loan 6.9235%
10/29/11 (c)	4,095	4,151

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Energy – continued
El Paso Corp.:
Credit-Linked Deposit 7.52% 11/22/09 (c)	$ 32,438	$ 32,843
term loan 7.75% 11/22/09 (c)	42,884	43,420
EPCO Holdings, Inc. Tranche C, term loan 7.0238%
8/16/10 (c)	12,870	13,031
Lyondell-Citgo Refining LP term loan 6.9794%
5/21/07 (c)	7,860	7,899
MEG Energy Corp.:
term loan 7% 4/3/13 (c)	2,500	2,522
Tranche DD, term loan 4/3/13 (e)	2,500	2,503
Petroleum Geo-Services ASA term loan 7.48%
12/16/12 (c)	6,983	7,017
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.1044% 10/31/12 (c)	3,290	3,323
term loan 7.2565% 10/31/12 (c)	13,641	13,778
Universal Compression, Inc. term loan 6.48%
2/15/12 (c)	9,253	9,334
Vulcan/Plains Resources, Inc. term loan 6.25%
8/12/11 (c)	2,966	2,985
		181,934
Entertainment/Film 2.0%
Alliance Atlantis Communications, Inc. Tranche C, term
loan 6.4794% 12/19/11 (c)	3,960	3,985
AMC Entertainment, Inc. term loan 7.1144%
1/26/13 (c)	12,479	12,572
Cinemark USA, Inc. Tranche C, term loan 6.53%
3/31/11 (c)	10,731	10,825
MGM Holdings II, Inc. Tranche B, term loan 7.2294%
4/8/12 (c)	34,000	34,298
Regal Cinemas Corp. term loan 6.4794% 11/10/10 (c)	27,476	27,717
		89,397
Environmental – 1.3%
Allied Waste Industries, Inc.:
term loan 6.7593% 1/15/12 (c)	38,779	38,876
Tranche A, Credit-Linked Deposit 6.7734%
1/15/12 (c)	15,056	15,093
Waste Services, Inc. Tranche C, term loan 8.1733%
3/31/11 (c)	1,980	2,012
		55,981
Food and Drug Retail – 0.7%
Jean Coutu Group (PJC) USA, Inc. Tranche B, term loan
7.6247% 7/30/11 (c)	31,463	31,778

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Food/Beverage/Tobacco – 1.6%
Bolthouse Farms, Inc. Tranche 1, term loan 7.37%
12/16/12 (c)	$ 3,990	$ 4,050
Bumble Bee Foods LLC Tranche B, term loan 6.9176%
4/20/12 (c)	3,000	3,034
Commonwealth Brands, Inc. term loan 7% 12/22/12 (c)	7,913	8,002
Constellation Brands, Inc. Tranche B, term loan 6.3613%
11/30/11 (c)	33,109	33,109
Del Monte Corp. Tranche B, term loan 6.5% 2/8/12 (c)	1,782	1,789
Doane Pet Care Co. term loan 7.1747% 10/24/12 (c)	6,776	6,784
Dr Pepper/Seven Up Bottling Group, Inc. Tranche B,
term loan 6.9294% 12/19/10 (c)	8,755	8,853
Michael Foods, Inc. Tranche B, term loan 6.698%
11/21/10 (c)	4,548	4,594
Reddy Ice Group, Inc. term loan 6.7947% 8/12/12 (c)	2,000	2,015
		72,230
Gaming – 3.0%
Alliance Gaming Corp. term loan 8.18% 9/5/09 (c)	3,693	3,730
Ameristar Casinos, Inc. term loan 6.5% 11/10/12 (c)	4,030	4,065
BLB Worldwide Holdings, Inc. Tranche 1, term loan
6.8177% 6/30/12 (c)	7,950	8,049
Boyd Gaming Corp. term loan 6.5445% 6/30/11 (c)	13,279	13,395
Choctaw Resort Development Enterprise term loan 6.94%
11/4/11 (c)	2,233	2,253
Green Valley Ranch Gaming LLC term loan 6.9794%
12/17/11 (c)	3,688	3,721
Herbst Gaming, Inc. term loan 7.1087% 1/7/11 (c)	3,564	3,595
Isle Capri Black Hawk LLC / Isle Capri Black Hawk
Capital term loan 6.8356% 10/24/11 (c)	498	500
MGM MIRAGE Tranche A, term loan 6.2838%
4/25/10 (c)	4,000	4,010
Motor City Casino Tranche B, term loan 6.924%
7/29/12 (c)	3,056	3,063
Penn National Gaming, Inc. Tranche B, term loan
6.6617% 7/31/12 (c)	8,955	9,056
Pinnacle Entertainment, Inc. Tranche B, term loan 6.93%
12/14/11 (c)	5,350	5,377
Trump Entertainment Resorts Holdings LP Tranche B, term
loan 7.17% 5/20/12 (c)(e)	14,540	14,704
Venetian Casino Resort LLC Tranche B, term loan 6.73%
6/15/11 (c)	24,200	24,200
Venetian Macau Ltd. Tranche B, term loan:
4/7/12 (e)	7,000	7,000
7.83% 4/7/13 (c)	14,000	14,140

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Gaming – continued
Wynn Las Vegas LLC term loan 7.085% 12/14/11 (c)	$ 12,650	$ 12,777
		133,635
Healthcare 7.5%
Accellent, Inc. term loan 6.8% 11/22/12 (c)	6,065	6,088
AmeriPath, Inc. Tranche B, term loan 6.83%
10/31/12 (c)	3,000	3,030
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan
6.8374% 2/7/12 (c)	7,089	7,178
Angiotech Pharmaceuticals, Inc. term loan 6.45%
3/23/13 (c)	4,000	4,010
Community Health Systems, Inc. term loan 6.56%
8/19/11 (c)	38,026	38,264
Concentra Operating Corp. term loan 6.69%
9/30/11 (c)	7,478	7,534
CONMED Corp. Tranche B, term loan 6.68%
4/12/13 (c)	3,000	3,030
CRC Health Group, Inc. term loan 7.2294% 2/6/13 (c) .	4,000	4,045
DaVita, Inc. Tranche B, term loan 6.9456% 10/5/12 (c)	50,056	50,369
DJ Orthopedics, Inc. Tranche B, term loan 6.5625%
4/7/13 (c)	2,650	2,660
Fresenius Medical Care Holdings, Inc. Tranche B, term
loan 6.5086% 3/23/12 (c)	36,000	35,955
Gentiva Health Services, Inc. term loan 7.2688%
2/28/12 (c)	1,989	2,004
HCA, Inc. term loan 6% 11/9/09 (c)	27,800	27,696
HealthSouth Corp. term loan 8.15% 3/10/13 (c)	36,000	36,360
Iasis Healthcare LLC Tranche B, term loan 7.2637%
6/22/11 (c)	14,249	14,427
Kinetic Concepts, Inc. Tranche B2, term loan 6.73%
8/11/10 (c)	4,372	4,426
LifePoint Hospitals, Inc. Tranche B, term loan 6.185%
4/15/12 (c)	22,413	22,525
Multiplan, Inc. term loan 6.86% 4/12/13 (c)	5,960	6,020
Mylan Laboratories, Inc. Tranche B, term loan 6.5%
6/30/10 (c)	3,089	3,116
National Renal Institutes, Inc. term loan 9% 3/31/13 (c)	3,460	3,486
Psychiatric Solutions, Inc. term loan 6.36% 7/1/12 (c)	7,323	7,378
Quintiles Transnational Corp. Tranche B, term loan
6.82% 3/31/13 (c)	4,000	4,025
Renal Advantage, Inc. Tranche B, term loan 7.4246%
9/30/12 (c)	5,283	5,349
Team Health, Inc. term loan 7.27% 11/22/12 (c)	16,459	16,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Healthcare continued
U.S. Oncology, Inc. Tranche B, term loan 6.9447%
8/20/11 (c)	$ 8,529	$ 8,615
Vanguard Health Holding Co. I term loan 6.95%
9/23/11 (c)	5,777	5,849
Vicar Operating, Inc. term loan 6.5% 5/16/11 (c)	2,498	2,517
VWR Corp. Tranche B, term loan 7.34% 4/7/11 (c)	5,298	5,371
		337,868
Homebuilding/Real Estate – 2.3%
Apartment Investment & Management Co. term loan
6.36% 3/22/11 (c)	2,100	2,111
Blount, Inc. Tranche B1, term loan 6.658% 8/9/10 (c)	1,657	1,673
Capital Automotive (REIT) Tranche B, term loan 6.58%
12/16/10 (c)	8,000	8,050
CB Richard Ellis Services, Inc. term loan 6.7584%
3/31/10 (c)	8,077	8,157
General Growth Properties, Inc. Tranche A1, term loan
6.2% 2/24/10 (c)	34,000	33,873
Lion Gables Realty LP term loan 6.59% 9/30/06 (c)	12,375	12,391
Maguire Properties, Inc. Tranche B, term loan 6.5988%
3/15/10 (c)	1,622	1,626
The Rouse Co. term loan 6.25% 8/24/06 (c)	15,000	15,000
Trizec Properties, Inc. term loan 6.3144% 4/19/07 (c) .	21,000	20,974
		103,855
Hotels 0.3%
Hilton Hotels Corp. Tranche B, term loan 6.2472%
2/9/13 (c)	11,700	11,744
Insurance – 0.1%
Conseco, Inc. term loan 6.6513% 6/22/10 (c)	2,134	2,153
Leisure – 1.3%
Century Theaters, Inc. Tranche B, term loan 6.695%
3/1/13 (c)	5,640	5,696
Easton Bell Sports, Inc. Tranche B, term loan 6.8037%
3/16/12 (c)	2,630	2,656
London Arena & Waterfront Finance LLC Tranche A,
term loan 8.38% 3/8/12 (c)	3,000	3,023
Mega Bloks, Inc. Tranche B, term loan 6.9113%
7/26/12 (c)	3,960	3,985
Six Flags Theme Park, Inc. Tranche B1, term loan
7.472% 6/30/09 (c)	24,144	24,295

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Leisure – continued
Universal City Development Partners Ltd. term loan
6.9415% 6/9/11 (c)	$ 17,728	$ 17,950
Yankees Holdings LP term loan 7.3244% 6/25/07 (c)	943	943
		58,548
Metals/Mining – 1.5%
Alpha National Resources LLC/Alpha National
Resources Capital Corp. Tranche B, term loan 6.32%
10/26/12 (c)	7,980	8,010
Compass Minerals Tranche B, term loan 6.4844%
12/22/12 (c)	7,636	7,674
Foundation Pennsylvania Coal Co. Tranche B, term loan
6.6205% 7/30/11 (c)	17,605	17,847
Murray Energy Corp. Tranche 1, term loan 8%
1/28/10 (c)	2,970	3,000
Novelis, Inc. term loan 6.44% 1/7/12 (c)	14,561	14,689
Peabody Energy Corp. term loan 5.6526% 3/21/10 (c)	14,667	14,648
Stillwater Mining Co. term loan 7.25% 7/30/10 (c)	2,146	2,172
		68,040
Paper 4.4%
Appleton Papers, Inc. term loan 6.9986% 6/11/10 (c) .	3,588	3,624
Boise Cascade Holdings LLC Tranche D, term loan
6.7518% 10/26/11 (c)	22,329	22,580
Buckeye Technologies, Inc. term loan 7.006% 3/15/08 (c)	3,201	3,209
Georgia-Pacific Corp.:
Tranche 2, term loan 7.9393% 12/23/13 (c)	23,000	23,460
Tranche B, term loan 6.8847% 12/23/12 (c)	74,813	75,187
Graphic Packaging International, Inc. Tranche C, term
loan 7.4368% 8/8/10 (c)	15,413	15,606
NewPage Corp. term loan 7.96% 5/2/11 (c)	5,136	5,162
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 7.01% 11/1/10 (c)	4,164	4,206
Tranche B, term loan 7.193% 11/1/11 (c)	26,522	26,788
Tranche C, term loan 7.125% 11/1/11 (c)	7,840	7,919
Tranche C1, term loan 7.125% 11/1/11 (c)	2,823	2,859
Xerium Technologies, Inc. Tranche B, term loan 7.2294%
5/18/12 (c)	4,891	4,885
		195,485
Publishing/Printing – 1.9%
Caribe Information Investments, Inc. term loan 7.4036%
3/31/13 (c)	3,000	3,030
CBD Media, Inc. Tranche D, term loan 7.41%
12/31/09 (c)	5,610	5,695

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Publishing/Printing – continued
Dex Media East LLC/Dex Media East Finance Co.:
Tranche A, term loan 6.1202% 11/8/08 (c)	$ 2,647	$ 2,647
Tranche B, term loan 6.5899% 5/8/09 (c)	7,844	7,844
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.1634% 9/9/09 (c)	2,364	2,364
Tranche B, term loan 6.6137% 3/9/10 (c)	15,580	15,580
Tranche B1, term loan 6.2968% 3/10/10 (c)	15,727	15,727
Herald Media, Inc. Tranche 1, term loan 7.67%
7/22/11 (c)	2,455	2,455
Liberty Group Operating, Inc. Tranche B, term loan
7.25% 2/28/12 (c)	1,601	1,615
R.H. Donnelley Corp. Tranche D2, term loan 6.6906%
6/30/11 (c)	27,916	27,916
Sun Media Corp. Canada Tranche B, term loan
7.1256% 2/7/09 (c)	1,718	1,730
		86,603
Railroad 0.1%
RailAmerica, Inc. term loan 7.0625% 9/29/11 (c)	5,543	5,612
Restaurants 1.6%
Arby’s Restaurant Group, Inc. Tranche B, term loan
7.1812% 7/25/12 (c)	4,963	5,025
Burger King Corp. Tranche B1, term loan 6.5% 6/30/12 (c)	19,483	19,483
CKE Restaurants, Inc. term loan 6.9375% 5/1/10 (c)	1,285	1,294
Del Taco Tranche B, term loan 7.0719% 3/29/13 (c)	5,000	5,050
Domino’s, Inc. term loan 6.4557% 6/25/10 (c)	11,404	11,489
Dunkin Brands Acquisition, Inc. term loan 7.3256%
3/1/13 (c)	15,430	15,430
El Pollo Loco, Inc. Tranche B, term loan 7.56% 11/18/11 (c)	1,995	2,025
Jack in the Box, Inc. term loan 6.5193% 1/8/11 (c)	3,516	3,547
Landry’s Seafood Restaurants, Inc. term loan 6.8597%
12/28/10 (c)	6,024	6,076
		69,419
Services – 1.8%
Audatex North America, Inc. Tranche 1, term loan 7.3%
4/13/13 (c)	2,000	2,008
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
term loan 6.35% 4/19/12 (c)	4,000	4,000
CACI International, Inc. Tranche B, term loan 6.2491%
4/30/11 (c)	4,949	4,987
Coinmach Corp. Tranche B1, term loan 7.9328%
12/19/12 (c)	5,994	6,084
Coinstar, Inc. term loan 7.0298% 7/1/11 (c)	5,575	5,659

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Services – continued
Hertz Corp.:
Credit-Linked Deposit 7.18% 12/21/12 (c)	$ 1,444	$ 1,453
Tranche B, term loan 7.0171% 12/21/12 (c)	9,838	9,899
Tranche DD, term loan 12/21/12 (e)	1,693	1,699
IAP Worldwide Services, Inc. Tranche 1, term loan 8%
12/27/12 (c)	2,993	3,022
Iron Mountain, Inc.:
term loan 6.656% 4/2/11 (c)	4,938	4,975
Tranche C, term loan 6.5625% 4/2/11 (c)	11,196	11,280
JohnsonDiversey, Inc.:
Tranche B, term loan 7.2068% 12/16/11 (c)	4,055	4,111
Tranche DD, term loan 12/16/10 (e)	509	511
Rural/Metro Corp.:
Credit-Linked Deposit 7.3488% 3/4/11 (c)	408	410
term loan 7.1029% 3/4/11 (c)	1,304	1,313
The Geo Group, Inc. term loan 7% 9/14/11 (c)	1,300	1,306
United Rentals, Inc.:
term loan 7% 2/14/11 (c)	8,778	8,844
Tranche B, Credit-Linked Deposit 6.75% 2/14/11 (c) .	1,598	1,610
US Investigations Services, Inc.:
term loan 7.43% 10/14/12 (c)	5,920	6,001
Tranche C, term loan 7.43% 10/14/12 (c)	1,978	2,005
		81,177
Shipping – 0.2%
Baker Tanks, Inc.:
term loan 11/23/12 (e)	107	107
Tranche B, term loan 7.3229% 11/23/12 (c)	888	899
Horizon Lines LLC Tranche C, term loan 7.17%
7/7/11 (c)	3,783	3,825
Ozburn Hessey Holding Co. LLC term loan 7.2906%
8/9/12 (c)	2,513	2,539
		7,370
Super Retail – 0.9%
Alimentation Couche-Tard, Inc. term loan 6.7545%
12/17/10 (c)	1,560	1,576
Buhrmann US, Inc. Tranche D1, term loan 6.555%
12/31/10 (c)	5,590	5,639
Neiman Marcus Group, Inc. term loan 7.34%
4/6/13 (c)	15,190	15,342

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Floating Rate Loans (d) continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Super Retail – continued
The Pep Boys – Manny, Moe & Jack term loan 7.89%
1/27/11 (c)		$ 2,360	$ 2,398
Toys ’R’ US, Inc. term loan 7.8256% 12/9/08 (c)		17,000	17,043
			41,998
Technology – 4.3%
Affiliated Computer Services, Inc. term loan 6.4294%
3/20/13 (c)		15,327	15,422
AMI Semiconductor, Inc. term loan 6.5% 4/1/12 (c)		4,955	4,986
Anteon International Corp. term loan 6.5788%
12/31/10 (c)		6,858	6,927
Eastman Kodak Co. term loan 7.2405% 10/18/12 (c)	.	7,136	7,207
Fairchild Semiconductor Corp. Tranche B3, term loan
6.625% 12/31/10 (c)		6,893	6,970
Fidelity National Information Solutions, Inc.:
Tranche A, term loan 6.3519% 3/9/11 (c)		1,985	1,987
Tranche B, term loan 6.6019% 3/9/13 (c)		33,784	33,953
Global Imaging Systems, Inc. term loan 6.3845%
5/10/10 (c)		2,702	2,715
Infor Global Solutions AG Tranche 1, term loan 7.8%
4/18/11 (c)		5,000	5,000
K & F Industries, Inc. term loan 7.169% 11/18/12 (c)		7,026	7,123
ON Semiconductor Corp. Tranche H, term loan 7.23%
12/15/11 (c)		5,913	5,972
Sensata Technologies BV term loan 6.86% 4/27/13 (c)	.	9,265	9,300
SERENA Software, Inc. term loan 7.41% 3/10/13 (c)		6,000	6,060
SSA Global Technologies, Inc. term loan 6.97%
9/22/11 (c)		3,970	4,000
SunGard Data Systems, Inc. Tranche B, term loan
7.215% 2/10/13 (c)		69,453	70,321
Verifone, Inc. Tranche B, term loan 6.8756%
6/30/11 (c)		5,858	5,888
			193,831
Telecommunications – 4.3%
Alaska Communications Systems Holding term loan
6.7294% 2/1/12 (c)		5,000	5,050
Centennial Cellular Operating Co. LLC term loan 7.214%
2/9/11 (c)		15,635	15,830
Cincinnati Bell, Inc. Tranche B, term loan 6.3587%
8/31/12 (c)		12,935	13,000
Consolidated Communications, Inc. Tranche D term loan
6.6752% 10/14/11 (c)		2,000	2,013
Intelsat Ltd. term loan 6.75% 7/28/11 (c)		26,374	26,605

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments continued

Floating Rate Loans (d) continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Telecommunications – continued
Iowa Telecommunication Services, Inc. Tranche B, term
loan 6.6888% 11/23/11 (c)	$ 4,000	$ 4,035
Level 3 Communications, Inc. term loan 11.8225%
12/2/11 (c)	10,000	10,500
Madison River Capital LLC/Madison River Finance Corp.
Tranche B1, term loan 7.26% 7/29/12 (c)	5,000	5,069
Nextel Partners Operating Corp. Tranche D, term loan
6.32% 5/31/12 (c)	16,364	16,364
NTELOS, Inc. Tranche B1, term loan 7.5% 8/24/11 (c) .	6,913	7,008
Qwest Corp.:
Tranche A, term loan 9.6513% 6/30/07 (c)	36,400	37,196
Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,110
Time Warner Telecom Holdings, Inc. Tranche B, term
loan 6.6826% 11/30/10 (c)	4,703	4,762
Triton PCS, Inc. term loan 8.08% 11/18/09 (c)	7,848	7,897
Valor Telecommunications Enterprises LLC/Valor Finance
Corp. Tranche B, term loan 6.7531% 2/14/12 (c)	9,135	9,146
Wind Telecomunicazioni Spa:
Tranche B, term loan 7.7819% 9/21/13 (c)	7,500	7,575
Tranche C, term loan 8.2819% 9/21/14 (c)	7,500	7,575
		190,735
Textiles & Apparel – 0.3%
Warnaco Group, Inc. term loan 6.4069% 1/31/13 (c) .	7,000	7,000
William Carter Co. term loan 6.7045% 6/29/12 (c)	8,399	8,441
		15,441

TOTAL FLOATING RATE LOANS
(Cost $3,401,701)		3,422,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Nonconvertible Bonds 12.6%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Air Transportation – 0.1%
Delta Air Lines, Inc. pass thru trust certificates 7.57%
11/18/10	$ 6,000	$ 6,000
Auto Parts Distribution – 0.0%
Ford Motor Credit Co. 5.7948% 9/28/07 (c)	2,000	1,915
Automotive 0.7%
Ford Motor Credit Co.:
5.7% 11/16/06 (c)	22,000	21,893
5.88% 3/21/07 (c)	4,000	3,930
General Motors Acceptance Corp.:
5.645% 5/18/06 (c)	2,000	2,000
6.125% 9/15/06	5,000	4,961
		32,784
Broadcasting – 0.2%
Radio One, Inc. 8.875% 7/1/11	7,000	7,324
Cable TV 2.5%
Cablevision Systems Corp. 9.62% 4/1/09 (c)	5,000	5,300
CSC Holdings, Inc.:
7.25% 7/15/08	2,000	2,020
7.875% 12/15/07	13,000	13,277
10.5% 5/15/16	2,000	2,140
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375%
3/15/13	1,963	2,100
EchoStar DBS Corp.:
5.75% 10/1/08	4,000	3,940
7.93% 10/1/08 (c)	79,285	80,871
		109,648
Chemicals – 0.1%
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	2,000	2,180
NOVA Chemicals Corp. 7.5613% 11/15/13 (c)	3,000	3,008
		5,188
Containers – 0.1%
Owens-Brockway Glass Container, Inc. 8.875%
2/15/09	3,000	3,105
Diversified Media – 0.6%
Liberty Media Corp. 6.41% 9/17/06 (c)	26,000	26,092
Electric Utilities – 0.8%
AES Corp. 8.75% 6/15/08	3,000	3,131
CMS Energy Corp. 9.875% 10/15/07	12,000	12,690
NRG Energy, Inc. 7.375% 2/1/16	9,000	9,056

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments continued

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Electric Utilities – continued
TECO Energy, Inc.:
6.125% 5/1/07	$ 4,000	$ 4,000
6.68% 5/1/10 (c)	5,000	5,125
		34,002
Energy – 1.7%
El Paso Corp.:
6.5% 5/15/06 (b)	6,000	6,000
7.5% 8/15/06 (b)	2,000	2,009
7.625% 8/16/07	8,000	8,100
El Paso Energy Corp. 6.95% 12/15/07	3,350	3,371
Parker Drilling Co. 9.57% 9/1/10 (c)	7,000	7,210
Pemex Project Funding Master Trust 6.21%
6/15/10 (b)(c)	18,000	18,432
Premcor Refining Group, Inc.:
9.25% 2/1/10	2,000	2,120
9.5% 2/1/13	2,000	2,190
Sonat, Inc. 7.625% 7/15/11	3,000	3,060
Southern Natural Gas Co. 8.875% 3/15/10	840	890
Williams Companies, Inc. 6.99% 10/1/10 (b)(c)	17,000	17,383
Williams Companies, Inc. Credit Linked Certificate Trust
IV 7.94% 5/1/09 (b)(c)	7,000	7,158
		77,923
Entertainment/Film 0.2%
AMC Entertainment, Inc. 8.9988% 8/15/10 (c)	9,000	9,270
Food and Drug Retail – 0.2%
Rite Aid Corp. 12.5% 9/15/06	8,000	8,190
Food/Beverage/Tobacco – 0.0%
Canandaigua Brands, Inc. 8.625% 8/1/06	1,000	1,008
Gaming – 0.2%
Mandalay Resort Group:
9.5% 8/1/08	2,000	2,140
10.25% 8/1/07	2,000	2,098
Mirage Resorts, Inc. 6.75% 8/1/07	3,000	3,030
		7,268
Healthcare 0.0%
Service Corp. International (SCI) 6.5% 3/15/08	2,000	1,990
Leisure – 0.1%
Universal City Florida Holding Co. I/II 9.43% 5/1/10 (c)	5,140	5,294

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Nonconvertible Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Metals/Mining – 0.5%
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14	$ 8,000	$ 7,950
10.125% 2/1/10	13,470	14,463
		22,413
Paper 0.1%
Boise Cascade LLC/Boise Cascade Finance Corp.
7.9433% 10/15/12 (c)	2,190	2,212
Publishing/Printing – 0.2%
Dex Media East LLC/Dex Media East Finance Co.
9.875% 11/15/09	6,000	6,375
R.H. Donnelley Finance Corp. III 8.875% 1/15/16 (b)	4,000	4,120
		10,495
Services – 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
7.576% 5/15/14 (b)(c)	1,650	1,695
Shipping – 0.1%
OMI Corp. 7.625% 12/1/13	2,000	2,030
Ship Finance International Ltd. 8.5% 12/15/13	3,620	3,403
		5,433
Super Retail – 0.3%
GSC Holdings Corp./Gamestop, Inc. 8.865%
10/1/11 (b)(c)	14,000	14,420
Technology – 0.6%
Freescale Semiconductor, Inc. 7.8183% 7/15/09 (c)	24,000	24,540
Telecommunications – 3.2%
AirGate PCS, Inc. 8.8269% 10/15/11 (c)	7,000	7,193
America Movil SA de CV 5.735% 4/27/07 (c)	1,000	1,003
Dobson Cellular Systems, Inc. 9.43% 11/1/11 (c)	8,000	8,320
Intelsat Subsidiary Holding Co. Ltd. 9.6094%
1/15/12 (c)	7,000	7,131
Qwest Communications International, Inc. 8.2488%
2/15/09 (c)	5,000	5,100
Qwest Corp. 8.16% 6/15/13 (c)	47,150	51,394
Rogers Communications, Inc.:
6.375% 3/1/14	3,000	2,925
8.035% 12/15/10 (c)	38,450	39,604
Rural Cellular Corp.:
8.25% 3/15/12	6,000	6,300

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments continued

Nonconvertible Bonds continued
		Principal	Value (Note 1)
		Amount (000s)	(000s)
Telecommunications – continued
Rural Cellular Corp.: – continued
9.41% 3/15/10 (c)		$ 13,000	$ 13,390
Time Warner Telecom Holdings, Inc. 8.7488%
2/15/11 (c)		1,000	1,020
			143,380
Textiles & Apparel – 0.1%
Levi Strauss & Co. 9.74% 4/1/12 (c)		2,000	2,083
TOTAL NONCONVERTIBLE BONDS
(Cost $556,553)			563,672
U.S. Treasury Obligations 0.4%

U.S. Treasury Notes 3.375% 2/28/07
(Cost $16,964)		17,000	16,783
Money Market Funds 10.6%
		Shares
Fidelity Cash Central Fund, 4.8% (a)		311,278,091	311,278
Fidelity Money Market Central Fund, 4.96% (a)		162,842,923	162,843
TOTAL MONEY MARKET FUNDS
(Cost $474,121)			474,121
Cash Equivalents 0.5%
		Maturity
		Amount (000s)
Investments in repurchase agreements (Collateralized by
U.S. Treasury Obligations, in a joint trading account at
4.69%, dated 4/28/06 due 5/1/06)
(Cost $22,696)		22,705	22,696
TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $4,472,035)			4,499,359

NET OTHER ASSETS – (0.4)%			(17,033)
NET ASSETS 100%			$ 4,482,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Legend

(a) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(b) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $71,217,000 or
1.6% of net assets.

(c) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(d) Remaining maturities of floating rate
loans may be less than the stated
maturities shown as a result of
contractual or optional prepayments by
the borrower. Such prepayments cannot
be predicted with certainty.

(e) Position or a portion of the position
represents an unfunded loan
commitment. At period end, the total
principal amount and market value of
unfunded commitments totaled
$24,605,000 and $24,703,000,
respectively. The coupon rate will be
determined at time of settlement.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$ 9,727
Fidelity Money Market Central Fund	3,873
Total	$ 13,600

Income Tax Information

At October 31, 2005, the fund had a capital loss carryforward of approximately $3,375,000 of which $1,297,000 and $2,078,000 will expire on October 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amounts)		April 30, 2006

Assets
Investment in securities, at value (including repurchase
agreements of $22,696) See accompanying
schedule:
Unaffiliated issuers (cost $3,997,914)	$ 4,025,238
Affiliated Central Funds (cost $474,121)	474,121
Total Investments (cost $4,472,035)		$ 4,499,359
Cash		2,933
Receivable for investments sold		178,605
Receivable for fund shares sold		14,632
Interest receivable		33,439
Prepaid expenses		12
Other affiliated receivables		1
Total assets		4,728,981

Liabilities
Payable for investments purchased	$ 227,351
Payable for fund shares redeemed	11,550
Distributions payable	4,041
Accrued management fee	2,489
Distribution fees payable	563
Other affiliated payables	555
Other payables and accrued expenses	106
Total liabilities		246,655

Net Assets		$ 4,482,326
Net Assets consist of:
Paid in capital		$ 4,452,029
Undistributed net investment income		3,882
Accumulated undistributed net realized gain (loss) on
investments		(909)
Net unrealized appreciation (depreciation) on
investments		27,324
Net Assets		$ 4,482,326

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Statement of Assets and Liabilities continued
Amounts in thousands (except per share amounts)	April 30, 2006
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share
($304,171 ÷ 30,488 shares)	$ 9.98

Maximum offering price per share (100/96.25 of $9.98)	$ 10.37
Class T:
Net Asset Value and redemption price per share
($497,756 ÷ 49,940 shares)	$ 9.97

Maximum offering price per share (100/97.25 of $9.97)	$ 10.25
Class B:
Net Asset Value and offering price per share
($155,301 ÷ 15,582 shares)A	$ 9.97

Class C:
Net Asset Value and offering price per share
($491,768 ÷ 49,299 shares)A	$ 9.98

Fidelity Floating Rate High Income Fund:
Net Asset Value, offering price and redemption price per
share ($2,743,397 ÷ 275,232 shares)	$ 9.97

Institutional Class:
Net Asset Value, offering price and redemption price per
share ($289,933 ÷ 29,100 shares)	$ 9.96

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended April 30, 2006

Investment Income
Interest		$ 124,240
Income from affiliated Central Funds		13,600
Total income		137,840

Expenses
Management fee	$ 14,644
Transfer agent fees	2,626
Distribution fees	3,510
Accounting fees and expenses	676
Independent trustees’ compensation	9
Custodian fees and expenses	51
Registration fees	153
Audit	70
Legal	29
Interest	4
Miscellaneous	45
Total expenses before reductions	21,817
Expense reductions	(50)	21,767

Net investment income		116,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,636
Change in net unrealized appreciation (depreciation) on
investment securities		1,910
Net gain (loss)		4,546
Net increase (decrease) in net assets resulting
from operations		$ 120,619

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Statement of Changes in Net Assets
	Six months ended	Year ended
	April 30,	October 31,
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 116,073	$ 168,450
Net realized gain (loss)	2,636	2,418
Change in net unrealized appreciation (depreciation) .	1,910	(9,021)
Net increase (decrease) in net assets resulting
from operations	120,619	161,847
Distributions to shareholders from net investment income .	(113,803)	(166,193)
Distributions to shareholders from net realized gain	—	(3,785)
Total distributions	(113,803)	(169,978)
Share transactions - net increase (decrease)	184,412	740,096
Redemption fees	110	399
Total increase (decrease) in net assets	191,338	732,364

Net Assets
Beginning of period	4,290,988	3,558,624
End of period (including undistributed net investment
income of $3,882 and undistributed net investment
income of $1,612, respectively)	$ 4,482,326	$ 4,290,988

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Financial Highlights Class A
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.96	$ 9.97	$ 9.88	$ 9.45	$ 9.70	$ 9.94
Income from Investment
Operations
Net investment
incomeE	.263	.404	.285	.292	.352	.580
Net realized and un
realized gain (loss)	.014	(.008)	.098	.447	(.264)	(.185)
Total from investment
operations	.277	.396	.383	.739	.088	.395
Distributions from net
investment income	(.257)	(.397)	(.295)	(.311)	(.339)	(.638)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.257)	(.407)	(.295)	(.311)	(.339)	(.638)
Redemption fees added
to paid in capitalE	—G	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.98	$ 9.96	$ 9.97	$ 9.88	$ 9.45	$ 9.70
Total ReturnB,C,D	2.81%	4.05%	3.96%	7.95%	.90%	4.08%
Ratios to Average Net AssetsF
Expenses before
reductions	1.06%A	1.06%	1.08%	1.10%	1.12%	1.14%
Expenses net of fee
waivers, if any	1.06%A	1.06%	1.08%	1.10%	1.10%	.99%
Expenses net of all
reductions	1.06%A	1.06%	1.08%	1.09%	1.09%	.98%
Net investment
income	5.31%A	4.05%	2.90%	3.04%	3.64%	5.93%
Supplemental Data
Net assets, end of
period (in millions)	$ 304	$ 312	$ 299	$ 88	$ 37	$ 41
Portfolio turnover
rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Financial Highlights Class T
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Income from Investment
Operations
Net investment
incomeE	.259	.396	.276	.285	.342	.573
Net realized and un
realized gain (loss)	.015	(.007)	.098	.446	(.263)	(.195)
Total from investment
operations	.274	.389	.374	.731	.079	.378
Distributions from net
investment income	(.254)	(.390)	(.286)	(.303)	(.330)	(.631)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.254)	(.400)	(.286)	(.303)	(.330)	(.631)
Redemption fees added
to paid in capitalE	—G	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.97	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69
Total ReturnB,C,D	2.78%	3.98%	3.87%	7.87%	.80%	3.90%
Ratios to Average Net AssetsF
Expenses before
reductions	1.12%A	1.13%	1.17%	1.18%	1.20%	1.22%
Expenses net of fee
waivers, if any	1.12%A	1.13%	1.17%	1.18%	1.19%	1.06%
Expenses net of all
reductions	1.12%A	1.13%	1.17%	1.18%	1.19%	1.06%
Net investment
income	5.25%A	3.98%	2.81%	2.96%	3.54%	5.86%
Supplemental Data
Net assets, end of
period (in millions)	$ 498	$ 511	$ 389	$ 113	$ 75	$ 76
Portfolio turnover
rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the sales charges.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Financial Highlights Class B
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69	$ 9.94
Income from Investment
Operations
Net investment
incomeE	.234	.346	.231	.243	.298	.525
Net realized and un
realized gain (loss)	.014	(.008)	.096	.444	(.263)	(.194)
Total from investment
operations	.248	.338	.327	.687	.035	.331
Distributions from net
investment income	(.228)	(.339)	(.239)	(.259)	(.286)	(.584)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.228)	(.349)	(.239)	(.259)	(.286)	(.584)
Redemption fees added
to paid in capitalE	—G	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.97	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.69
Total ReturnB,C,D	2.52%	3.46%	3.38%	7.38%	.35%	3.42%
Ratios to Average Net AssetsF
Expenses before
reductions	1.64%A	1.64%	1.65%	1.64%	1.65%	1.66%
Expenses net of fee
waivers, if any	1.64%A	1.64%	1.65%	1.63%	1.64%	1.54%
Expenses net of all
reductions	1.64%A	1.64%	1.65%	1.63%	1.64%	1.54%
Net investment
income	4.73%A	3.47%	2.33%	2.50%	3.09%	5.38%
Supplemental Data
Net assets, end of
period (in millions)	$ 155	$ 173	$ 184	$ 134	$ 118	$ 125
Portfolio turnover
rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Financial Highlights Class C
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.96	$ 9.97	$ 9.87	$ 9.45	$ 9.70	$ 9.94
Income from Investment
Operations
Net investment
incomeE	.232	.341	.224	.235	.290	.516
Net realized and un
realized gain (loss)	.014	(.008)	.107	.434	(.263)	(.184)
Total from investment
operations	.246	.333	.331	.669	.027	.332
Distributions from net
investment income	(.226)	(.334)	(.233)	(.251)	(.278)	(.575)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.226)	(.344)	(.233)	(.251)	(.278)	(.575)
Redemption fees added
to paid in capitalE	—G	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.98	$ 9.96	$ 9.97	$ 9.87	$ 9.45	$ 9.70
Total ReturnB,C,D	2.49%	3.40%	3.41%	7.18%	.26%	3.42%
Ratios to Average Net AssetsF
Expenses before
reductions	1.69%A	1.69%	1.71%	1.72%	1.73%	1.75%
Expenses net of fee
waivers, if any	1.69%A	1.69%	1.71%	1.71%	1.73%	1.64%
Expenses net of all
reductions	1.69%A	1.69%	1.71%	1.71%	1.73%	1.63%
Net investment
income	4.68%A	3.42%	2.27%	2.42%	3.00%	5.28%
Supplemental Data
Net assets, end of
period (in millions)	$ 492	$ 539	$ 524	$ 269	$ 235	$ 278
Portfolio turnover
rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Total returns do not include the effect of the contingent deferred sales charge.
E Calculated based on average shares outstanding during the period.
F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Financial Highlights Fidelity Floating Rate High Income Fund
	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002G
Selected Per Share Data
Net asset value, beginning
of period	$ 9.95	$ 9.96	$ 9.87	$ 9.44	$ 9.52
Income from Investment
Operations
Net investment incomeD	.274	.427	.309	.311	.040
Net realized and
unrealized gain (loss)	.015	(.008)	.099	.450	(.084)
Total from investment
operations	.289	.419	.408	.761	(.044)
Distributions from net
investment income	(.269)	(.420)	(.320)	(.333)	(.037)
Distributions from net
realized gain	—	(.010)	—	—	—
Total distributions	(.269)	(.430)	(.320)	(.333)	(.037)
Redemption fees added to
paid in capitalD	—F	.001	.002	.002	.001
Net asset value, end of
period	$ 9.97	$ 9.95	$ 9.96	$ 9.87	$ 9.44
Total ReturnB,C	2.94%	4.30%	4.22%	8.20%	(.45)%
Ratios to Average Net AssetsE
Expenses before
reductions	.82%A	.82%	.84%	.86%	1.15%A
Expenses net of fee
waivers, if any	.82%A	.82%	.84%	.86%	.95%A
Expenses net of all
reductions	.82%A	.82%	.84%	.86%	.94%A
Net investment income .	5.55%A	4.29%	3.14%	3.27%	3.99%A
Supplemental Data
Net assets, end of period
(in millions)	$ 2,743	$ 2,471	$ 1,982	$ 811	$ 18
Portfolio turnover rate	68%A	66%	61%	55%	77%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.
G For the period September 19, 2002 (commencement of sale of shares) to October 31, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Financial Highlights Institutional Class

	Six months ended
	April 30,	Years ended October 31,
	2006	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period .	$ 9.95	$ 9.96	$ 9.86	$ 9.44	$ 9.69	$ 9.94
Income from Investment
Operations
Net investment
incomeD	.273	.424	.304	.312	.365	.590
Net realized and un
realized gain (loss)	.005	(.007)	.110	.436	(.262)	(.193)
Total from investment
operations	.278	.417	.414	.748	.103	.397
Distributions from net
investment income	(.268)	(.418)	(.316)	(.330)	(.354)	(.650)
Distributions from net
realized gain	—	(.010)	—	—	—	—
Total distributions	(.268)	(.428)	(.316)	(.330)	(.354)	(.650)
Redemption fees added
to paid in capitalD	—F	.001	.002	.002	.001	.003
Net asset value, end of
period	$ 9.96	$ 9.95	$ 9.96	$ 9.86	$ 9.44	$ 9.69
Total ReturnB,C	2.82%	4.27%	4.29%	8.06%	1.06%	4.11%
Ratios to Average Net AssetsE
Expenses before
reductions	.85%A	.85%	.87%	.90%	.94%	1.02%
Expenses net of fee
waivers, if any	.85%A	.85%	.87%	.89%	.94%	.87%
Expenses net of all
reductions	.84%A	.85%	.87%	.89%	.93%	.87%
Net investment
income	5.53%A	4.26%	3.11%	3.24%	3.79%	6.05%
Supplemental Data
Net assets, end of
period (in millions)	$ 290	$ 285	$ 182	$ 36	$ 18	$ 7
Portfolio turnover rate	68%A	66%	61%	55%	77%	55%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2006 (Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, Fidelity Floating Rate High Income, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain ex pense reductions also differ by class.

The fund may invest in affiliated money market central funds (Money Market Central Funds), which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by indepen dent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accor dance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Invest ments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

38

1. Significant Accounting Policies continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The fund earns certain fees in connection with its floating rate loan purchasing activites. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distribu tions from realized gains, if any, are recorded on the ex dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 30,909
Unrealized depreciation	(3,326)
Net unrealized appreciation (depreciation)	$ 27,583
Cost for federal income tax purposes	$ 4,471,776

Short Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the fund and accounted for as an addition to paid in capital.

39 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (includ ing accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contrac tually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short term securities, aggregated $1,472,312 and $1,288,547, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the fund’s average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR.

Semiannual Report

40

4. Fees and Other Transactions with Affiliates continued
Management Fee - continued

The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .68% of the fund’s average net assets.

Distribution and Service Plan. In accordance with Rule 12b 1 of the 1940 Act, the fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees based on an annual percentage of each class’ average net assets. In addition FDC may pay financial intermediaries for selling shares of the fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution	Service	Paid to	Retained
	Fee	Fee	FDC	by FDC
Class A	0%	.15%	$ 230	$ 4
Class T	0%	.25%	639	4
Class B	.55%	.15%	575	453
Class C	.55%	.25%	2,066	532
			$ 3,510	993

Sales Load. FDC receives a front end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares, some of which is paid to financial intermedi aries for selling shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 3.50% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained
by FDC
Class A	$ 64
Class T	23
Class B*	193
Class C*	127
$ 407

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

41 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the fund, except for Fidelity Floating Rate High Income Fund. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity Floating Rate High Income Fund shares. FIIOC and FSC receive account fees and asset based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

		% of
		Average
	Amount	Net Assets
Class A	$ 279	.18*
Class T	371	.15*
Class B	172	.21*
Class C	419	.16*
Fidelity Floating Rate High Income Fund	1,212	.09*
Institutional Class	173	.12*
	$ 2,626

* Annualized

Accounting Fees. FSC maintains the fund’s accounting records. The fee is based on the level of average net assets for the month.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

The Money Market Central Funds do not pay a management fee.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $4 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

42

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank’s base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $16,971. The weighted average interest rate was 4.25% . At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

Through arrangements with the fund’s custodian credits realized as a result of unin vested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody expense by $47, respectively. During the period, credits reduced each class’ transfer agent expense as noted in the table below.

Transfer Agent
expense reduction
Class C	1
Fidelity Floating Rate High Income Fund	2
$ 3

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

43 Semiannual Report

Notes to Financial Statements continued
(Amounts in thousands except ratios)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended	Year ended
	April 30,	October 31,
	2006	2005
From net investment income
Class A	$ 7,907	$ 12,889
Class T	13,022	18,576
Class B	3,763	6,130
Class C	11,701	18,615
Fidelity Floating Rate High Income Fund	69,653	99,532
Institutional Class	7,757	10,451
Total	$ 113,803	$ 166,193
From net realized gain
Class A	$ —	$ 311
Class T	—	412
Class B	—	184
Class C	—	543
Fidelity Floating Rate High Income Fund	—	2,131
Institutional Class	—	204
Total	$ —	$ 3,785

Semiannual Report

44

10. Share Transactions.

Transactions for each class of shares were as follows:
	Shares		Dollars
	Six months ended	Year ended	Six months ended	Year ended
	April 30,	October 31,	April 30,	October 31,
	2006	2005	2006	2005
Class A
Shares sold	6,078	17,372	$ 60,628	$ 173,298
Reinvestment of
distributions	578	972	5,763	9,697
Shares redeemed	(7,484)	(17,054)	(74,656)	(170,023)
Net increase (decrease)	(828)	1,290	$ (8,265)	$ 12,972
Class T
Shares sold	9,483	30,403	$ 94,487	$ 302,938
Reinvestment of
distributions	1,169	1,707	11,651	17,036
Shares redeemed	(12,079)	(19,747)	(120,387)	(196,695)
Net increase (decrease)	(1,427)	12,363	$ (14,249)	$ 123,279
Class B
Shares sold	701	3,269	$ 6,991	$ 32,570
Reinvestment of
distributions	279	468	2,777	4,667
Shares redeemed	(2,814)	(4,746)	(28,041)	(47,274)
Net increase (decrease)	(1,834)	(1,009)	$ (18,273)	$ (10,037)
Class C
Shares sold	4,189	18,049	$ 41,774	$ 180,076
Reinvestment of
distributions	797	1,287	7,949	12,828
Shares redeemed	(9,793)	(17,764)	(97,674)	(177,066)
Net increase (decrease)	(4,807)	1,572	$ (47,951)	$ 15,838
Fidelity Floating Rate
High Income Fund
Shares sold	69,233	151,558	$ 689,998	$ 1,511,153
Reinvestment of
distributions	5,969	8,742	59,494	87,090
Shares redeemed	(48,259)	(110,895)	(480,835)	(1,103,883)
Net increase (decrease)	26,943	49,405	$ 268,657	$ 494,360
Institutional Class
Shares sold	7,118	21,744	$ 70,914	$ 216,646
Reinvestment of
distributions	342	444	3,407	4,394
Shares redeemed	(7,008)	(11,790)	(69,828)	(117,356)
Net increase (decrease)	452	10,398	$ 4,493	$ 103,684

45 Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series II and Shareholders of Fidelity Advisor Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Floating Rate High Income Fund (the Fund), a fund of Fidelity Advisor Series II, includ ing the schedule of investments as of April 30, 2006, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended April 30, 2006 and for the year ended October 31, 2005, and the financial highlights for the six months ended April 30, 2006 and each of the five years in the period ended October 31, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures in cluded confirmation of securities owned as of April 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Floating Rate High Income Fund as of April 30, 2006, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended April 30, 2006 and for the year ended October 31, 2005, and its financial highlights for the six months ended April 30, 2006 and each of the five years in the period ended October 31, 2005, in conform ity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP DELOITTE & TOUCHE LLP Boston, Massachusetts June 20, 2006

Semiannual Report 46

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Floating Rate High Income Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

48

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

49 Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll free number to access account balances, positions, quotes and trading. It’s easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

By PC

Fidelity’s web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

* When you call the quotes line, please remember that a fund’s yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guar anteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report 50

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona
7001 West Ray Road
Chandler, AZ
7373 N. Scottsdale Road
Scottsdale, AZ

California
815 East Birch Street
Brea, CA
1411 Chapin Avenue
Burlingame, CA
851 East Hamilton Avenue
Campbell, CA
19200 Von Karman Avenue
Irvine, CA
601 Larkspur Landing Circle
Larkspur, CA
10100 Santa Monica Blvd.
Los Angeles, CA
27101 Puerta Real
Mission Viejo, CA
73 575 El Paseo
Palm Desert, CA
251 University Avenue
Palo Alto, CA
123 South Lake Avenue
Pasadena, CA
16995 Bernardo Ctr. Drive
Rancho Bernardo, CA
1740 Arden Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
8 Montgomery Street
San Francisco, CA
3793 State Street
Santa Barbara, CA
21701 Hawthorne Boulevard
Torrance, CA
2001 North Main Street
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA

Colorado
1625 Broadway
Denver, CO
9185 East Westview Road
Littleton, CO

Connecticut
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT

Delaware
222 Delaware Avenue
Wilmington, DE

Florida
4400 N. Federal Highway
Boca Raton, FL
121 Alhambra Plaza
Coral Gables, FL
2948 N. Federal Highway
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
3550 Tamiami Trail, South
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
2465 State Road 7
Wellington, FL
3501 PGA Boulevard
West Palm Beach, FL

Georgia
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA

Illinois
One North LaSalle Street
Chicago, IL
875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL
1572 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL

Indiana
4729 East 82nd Street
Indianapolis, IN

Kansas
5400 College Boulevard
Overland Park, KS

Maine
Three Canal Plaza
Portland, ME

Maryland
7315 Wisconsin Avenue
Bethesda, MD
One W. Pennsylvania Ave.
Towson, MD

Massachusetts
801 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
405 Cochituate Road
Framingham, MA
416 Belmont Street
Worcester, MA

Michigan
500 E. Eisenhower Pkwy.
Ann Arbor, MI
280 Old N. Woodward Ave.
Birmingham, MI
43420 Grand River Avenue
Novi, MI
29155 Northwestern Hwy.
Southfield, MI

Minnesota
7600 France Avenue South
Edina, MN

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

51 Semiannual Report

51

Missouri
8885 Ladue Road
Ladue, MO

Nevada
2225 Village Walk Drive
Henderson, NV

New Jersey
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
396 Route 17, North
Paramus, NJ
3518 Route 1 North
Princeton, NJ
530 Highway 35
Shrewsbury, NJ

New York
1055 Franklin Avenue
Garden City, NY
37 West Jericho Turnpike
Huntington Station, NY
1271 Avenue of the Americas
New York, NY
61 Broadway
New York, NY
350 Park Avenue
New York, NY
200 Fifth Avenue
New York, NY
733 Third Avenue
New York, NY
11 Penn Plaza
New York, NY
2070 Broadway
New York, NY
1075 Northern Blvd.
Roslyn, NY

North Carolina
4611 Sharon Road
Charlotte, NC

Ohio
3805 Edwards Road
Cincinnati, OH
1324 Polaris Parkway
Columbus, OH
28699 Chagrin Boulevard
Woodmere Village, OH

Oregon
16850 SW 72nd Avenue
Tigard, OR

Pennsylvania
600 West DeKalb Pike
King of Prussia, PA
1735 Market Street
Philadelphia, PA
12001 Perry Highway
Wexford, PA

Rhode Island
47 Providence Place
Providence, RI

Tennessee
6150 Poplar Avenue
Memphis, TN

Texas
10000 Research Boulevard
Austin, TX
4001 Northwest Parkway
Dallas, TX
12532 Memorial Drive
Houston, TX
2701 Drexel Drive
Houston, TX
6500 N. MacArthur Blvd.
Irving, TX
6005 West Park Boulevard
Plano, TX
14100 San Pedro
San Antonio, TX
1576 East Southlake Blvd.
Southlake, TX
19740 IH 45 North
Spring, TX

Utah
215 South State Street
Salt Lake City, UT

Virginia
1861 International Drive
McLean, VA

Washington
411 108th Avenue, N.E.
Bellevue, WA
1518 6th Avenue
Seattle, WA

Washington, DC 1900 K Street, N.W. Washington, DC Wisconsin 595 North Barker Road Brookfield, WI

Semiannual Report 52

To Write Fidelity

We’ll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(such as changing name, address, bank, etc.) Fidelity Investments P.O. Box 770001 Cincinnati, OH 45277-0002

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

53 Semiannual Report

Semiannual Report

54

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment
Advisors
Fidelity International Investment
Advisors (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
The Bank of New York
New York, NY

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FASTr) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

FHI-USAN-0606 1.784879.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II: Fidelity Advisor Floating Rate High Income Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II: Fidelity Advisor Floating Rate High Income Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 22, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 22, 2006